Eaton Vance
Global Macro Absolute Return Fund
July 31, 2024 (Unaudited)

Eaton Vance Global Macro Absolute Return Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests its assets in Global Macro Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2024, the value of the Fund’s investment in the Portfolio was $1,739,659,169 and the Fund owned approximately 100% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 3.9%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1817, Class Z, 6.50%, 2/15/26	$2	$ 1,843
Series 1927, Class ZA, 6.50%, 1/15/27	15	15,370
Series 2344, Class ZD, 6.50%, 8/15/31	127	129,633
Series 2458, Class ZB, 7.00%, 6/15/32	275	287,181
Federal National Mortgage Association:
Series 1996-35, Class Z, 7.00%, 7/25/26	4	3,556
Series 1998-16, Class H, 7.00%, 4/18/28	49	49,850
Series 1998-44, Class ZA, 6.50%, 7/20/28	74	75,007
Series 1999-25, Class Z, 6.00%, 6/25/29	80	79,928
Series 2000-2, Class ZE, 7.50%, 2/25/30	14	14,793
Series 2000-49, Class A, 8.00%, 3/18/27	14	13,894
Series 2001-31, Class ZA, 6.00%, 7/25/31	624	623,677
Series 2001-74, Class QE, 6.00%, 12/25/31	204	208,060
Series 2009-48, Class WA, 5.79%, 7/25/39(1)	867	875,915
Series 2011-38, Class SA, 0.00%, (13.157% - 30-day SOFR Average x 3, Floor 0.00%), 5/25/41(2)	648	492,673
Series 2023-54, Class C, 6.50%, 11/25/53	2,610	2,797,199
Interest Only:(3) Series 2018-21, Class IO, 3.00%, 4/25/48	4,220	679,276
Government National Mortgage Association:
Series 2023-148, Class HL, 6.50%, 10/20/53	2,610	2,756,518
Sereis 2023-151, Class GL, 6.50%, 10/20/53	1,890	1,996,559
Series 2023-155, Class CH, 6.50%, 10/20/53	7,140	7,557,433
Series 2023-165, Class EY, 6.50%, 11/20/53	13,070	13,840,766
Series 2023-169, Class JW, 6.50%, 11/20/53	1,400	1,485,880
Series 2024-1, Class GL, 6.00%, 1/20/54	1,384	1,453,308
Series 2024-3, Class CY, 6.00%, 1/20/54	544	571,220
Series 2024-6, Class CB, 6.00%, 1/20/54	2,427	2,548,592
Series 2024-6, Class LB, 6.00%, 1/20/54	462	485,142
Series 2024-25, Class GL, 6.00%, 2/20/54	792	814,711
JPM Lending Facility, 12.33%, (SOFR + 7.00%), 7/15/29(4)	7,013	6,999,176
PNMAC GMSR Issuer Trust, 2024 Participation, 11.093%, (30-day SOFR Average + 5.75%), 12/24/24(4)	1,805	1,810,768
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(5)	21,305	19,632,313
Total Collateralized Mortgage Obligations (identified cost $71,998,195)		$ 68,300,241

Common Stocks — 4.8%
Security	Shares	Value
Belgium — 0.1%
Cenergy Holdings SA	75,300	$ 787,883
		$ 787,883
Bulgaria — 0.2%
Eurohold Bulgaria AD(6)	5,122,901	$ 4,217,916
		$ 4,217,916
Cyprus — 0.5%
Bank of Cyprus Holdings PLC	1,975,000	$ 8,944,519
Galaxy Cosmos Mezz PLC	23,855	19,049
Sunrisemezz PLC	134,028	48,360
		$ 9,011,928
Georgia — 1.1%
Bank of Georgia Group PLC	118,720	$ 6,979,456
Georgia Capital PLC(6)	312,290	4,286,374
TBC Bank Group PLC	177,385	7,074,509
		$ 18,340,339
Greece — 1.3%
Alpha Services and Holdings SA	740,700	$ 1,366,657
Athens International Airport SA	13,728	118,371
Eurobank Ergasias Services and Holdings SA, Class A	1,206,500	2,764,416
Hellenic Telecommunications Organization SA	127,496	2,094,727
Ideal Holdings SA	15,100	96,232
JUMBO SA	79,363	2,126,806
Metlen Energy & Metals SA	56,975	2,251,623
Motor Oil (Hellas) Corinth Refineries SA	41,500	1,057,828
National Bank of Greece SA	316,244	2,776,088
OPAP SA	92,863	1,619,432
Optima bank SA	68,150	901,986
Piraeus Financial Holdings SA	1,256,190	5,307,348
Public Power Corp. SA	65,900	839,522
		$ 23,321,036
Iceland — 0.2%
Arion Banki Hf.(5)	1,015,472	$ 974,946
Eik fasteignafelag Hf.	3,253,209	232,657
Eimskipafelag Islands Hf.	220,734	561,243
Hagar Hf.	921,987	563,047
Heimar Hf.(6)	1,291,872	235,013
Islandsbanki Hf.	668,258	497,245

Global Macro Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Iceland (continued)
Reitir fasteignafelag Hf.	875,641	$ 543,567
Siminn Hf.	1,879,514	127,666
		$ 3,735,384
Poland — 0.9%
Alior Bank SA	17,409	$ 417,284
Allegro.eu SA(5)(6)	86,656	796,024
Asseco Poland SA	12,552	266,042
Bank Millennium SA(6)	140,638	322,424
Bank Polska Kasa Opieki SA	27,625	1,119,119
Budimex SA	2,718	437,411
CCC SA(6)	9,836	312,734
CD Projekt SA	9,934	398,765
Cyfrowy Polsat SA(6)	44,602	145,913
Dino Polska SA(5)(6)	7,411	658,634
Enea SA(6)	66,307	184,427
Eurocash SA(6)	16,267	48,044
Grupa Azoty SA(6)	11,870	54,054
Grupa Kety SA	2,307	478,561
Jastrzebska Spolka Weglowa SA(6)	7,729	52,038
KGHM Polska Miedz SA	20,962	720,612
KRUK SA	4,019	449,810
LPP SA	163	624,933
mBank SA(6)	3,222	506,515
Orange Polska SA	132,426	265,328
ORLEN SA	90,565	1,476,758
PGE Polska Grupa Energetyczna SA(6)	174,168	320,675
Powszechna Kasa Oszczednosci Bank Polski SA	157,780	2,344,836
Powszechny Zaklad Ubezpieczen SA	90,409	1,107,159
Santander Bank Polska SA	6,906	910,061
Tauron Polska Energia SA(6)	229,035	219,466
Text SA	3,693	82,267
Warsaw Stock Exchange	6,783	72,634
XTB SA(5)	8,685	138,426
		$ 14,930,954
Spain — 0.0%(7)
AmRest Holdings SE(6)	19,353	$ 120,560
		$ 120,560
United Kingdom — 0.0%(7)
Pepco Group NV(6)(8)	26,354	$ 127,476
Tesnik Cuatro Ltd.(9)	409,000	314,275
		$ 441,751
Security	Shares	Value
United States — 0.0%(7)
Titan Cement International SA	3,416	$ 121,592
		$ 121,592
Vietnam — 0.5%
Bank for Foreign Trade of Vietnam JSC(6)	99,972	$ 353,369
Coteccons Construction JSC(6)	12,000	30,989
Duc Giang Chemicals JSC	62,000	275,746
FPT Corp.	486,028	2,481,050
FPT Digital Retail JSC(6)	21,900	150,073
Gemadept Corp.	50,200	159,458
Hoa Phat Group JSC(6)	523,025	564,788
KIDO Group Corp.	11,162	25,780
Military Commercial Joint Stock Bank	914,921	948,067
Mobile World Investment Corp.	703,598	1,781,977
Phu Nhuan Jewelry JSC	226,740	934,593
Refrigeration Electrical Engineering Corp.	330,956	978,202
Vietnam Dairy Products JSC	90,281	256,070
Vingroup JSC(6)	78,738	132,061
		$ 9,072,223
Total Common Stocks (identified cost $63,486,176)		$ 84,101,566

Convertible Bonds — 0.2%
Security	Principal Amount (000's omitted)		Value
China — 0.0%(7)
Sunac China Holdings Ltd., 1.00% PIK, 9/30/32(8)	USD	592	$ 38,776
			$ 38,776
India — 0.2%
Sammaan Capital Ltd., 4.50%, 9/28/26(8)	USD	2,970	$ 2,927,470
			$ 2,927,470
Total Convertible Bonds (identified cost $3,496,172)			$ 2,966,246

Foreign Corporate Bonds — 3.7%
Security	Principal Amount (000's omitted)		Value
China — 0.1%
KWG Group Holdings Ltd., 7.875%, 8/30/24(10)	USD	1,571	$ 102,959

Global Macro Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
China (continued)
Shimao Group Holdings Ltd., 5.60%, 7/15/26(8)(10)	USD	5,100	$ 285,498
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(8)(11)	USD	491	62,581
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(8)(11)	USD	491	56,376
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(8)(11)	USD	984	103,324
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(8)(11)	USD	1,478	147,415
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(8)(11)	USD	1,480	131,984
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(8)(11)	USD	696	58,563
Times China Holdings Ltd.:
5.55%, 6/4/24(8)(10)	USD	3,999	112,492
6.75%, 7/16/23(8)(10)	USD	2,966	85,273
			$ 1,146,465
Georgia — 0.7%
Bank of Georgia JSC:
9.50% to 7/16/29(5)(12)(13)	USD	200	$ 195,450
9.50% to 7/16/29(8)(12)(13)	USD	8,200	8,006,808
TBC Bank JSC, 10.25% to 7/30/29(8)(12)(13)	USD	3,320	3,265,461
			$ 11,467,719
Hungary — 0.1%
MBH Bank Nyrt, 8.625% to 10/19/26, 10/19/27(8)(13)	EUR	1,243	$ 1,423,462
			$ 1,423,462
Iceland — 0.0%
Wow Air Hf.:
0.00%(9)(10)(12)	EUR	79	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(9)(10)(12)	EUR	3,600	0
			$ 0
India — 0.0%(7)
Reliance Communications Ltd., 6.50%, 11/6/20(8)(10)	USD	1,800	$ 48,600
Vedanta Resources Finance II PLC, 13.875%, 1/21/27(8)	USD	696	702,404
			$ 751,004
Kazakhstan — 0.4%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(5)	KZT	3,466,500	$ 7,302,215
			$ 7,302,215
Mexico — 0.1%
Alpha Holding SA de CV:
9.00%, 2/10/25(8)(10)	USD	3,667	$ 20,060
Security	Principal Amount (000's omitted)		Value
Mexico (continued)
Alpha Holding SA de CV: (continued)
10.00%, 12/19/22(8)(10)	USD	1,741	$ 26,117
Grupo Kaltex SA de CV, 14.50%, (13.00% cash and 1.50% PIK), 9/30/25(5)	USD	1,124	888,196
			$ 934,373
Moldova — 0.0%(7)
Aragvi Finance International DAC, 8.45%, 4/29/26(8)	USD	493	$ 442,556
			$ 442,556
Paraguay — 0.2%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	27,417,630	$ 3,977,941
			$ 3,977,941
Saint Lucia — 0.0%(7)
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	USD	48	$ 47,810
			$ 47,810
Supranational — 0.2%
European Bank for Reconstruction & Development:
17.20%, 4/9/26(8)	USD	2,600	$ 2,619,885
17.35%, 3/1/27(8)	USD	1,000	990,708
			$ 3,610,593
Uzbekistan — 1.3%
International Finance Corp., 16.00%, 2/21/25	UZS	16,000,000	$ 1,252,532
Ipoteka-Bank ATIB, 20.50%, 4/25/27(8)	UZS	42,080,000	3,315,985
Uzbek Industrial & Construction Bank ATB, 21.00%, 7/24/27(8)	UZS	232,110,000	18,503,505
			$ 23,072,022
Venezuela — 0.6%
Petroleos de Venezuela SA:
5.375%, 4/12/27(8)(10)	USD	18,366	$ 2,088,882
5.50%, 4/12/37(8)(10)	USD	4,827	543,082
6.00%, 10/28/22(8)(10)	USD	4,204	420,386
6.00%, 5/16/24(8)(10)	USD	19,598	2,312,614
6.00%, 11/15/26(8)(10)	USD	10,434	1,199,919
8.50%, 10/27/20(8)(10)	USD	939	854,490
9.00%, 11/17/21(8)(10)	USD	5,842	703,961
9.75%, 5/17/35(8)(10)	USD	7,081	885,175

Global Macro Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Petroleos de Venezuela SA: (continued)
12.75%, 2/17/22(8)(10)	USD	3,893	$ 535,219
			$ 9,543,728
Total Foreign Corporate Bonds (identified cost $83,323,643)			$ 63,719,888

Insurance Linked Securities — 1.1%
Security	Shares	Value
Eden Re II Ltd.:
Series 2021A, 0.00%, 3/21/25(5)(9)(14)(15)	160,708	$ 50,462
Series 2022A, 0.00%, 3/20/26(5)(9)(14)(15)	115,487	79,975
Series 2022B, 0.00%, 3/20/26(5)(9)(14)(15)	236,592	165,165
Series 2023B, 0.00%, 3/19/27(5)(9)(14)(15)	28,000	33,373
Series 2024A, 0.00%, 3/17/28(5)(9)(14)(15)	3,000,000	3,261,900
Series 2024B, 0.00%, 3/17/28(5)(9)(14)(15)	2,700,000	2,953,530
Mt. Logan Re Ltd., Series A-1(6)(9)(15)(16)	4,400	6,532,792
PartnerRe ILS Fund SAC Ltd.(9)(15)(16)	5,700	6,069,360
Sussex Capital Ltd.:
Designated Investment Series 16, 12/21(6)(9)(15)(16)	817	0
Designated Investment Series 16, 11/22(6)(9)(15)(16)	793	0
Series 16, Preference Shares(9)(15)(16)	110	363,480
Total Insurance Linked Securities (identified cost $18,022,460)		$ 19,510,037

Loan Participation Notes — 0.9%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.9%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(8)(9)(17)	UZS	75,986,720	$ 6,094,471
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(8)(9)(17)	UZS	125,249,130	9,958,147
Total Loan Participation Notes (identified cost $17,676,527)			$ 16,052,618

Senior Floating-Rate Loans — 0.5%(18)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.3%
Provincia De Neuquen:
Term Loan, 11/1/27(19)	$1,250	$ 1,275,145
Term Loan, 11/1/27(19)	1,485	1,514,235
Term Loan, 11/28/27(19)	1,290	1,303,226
		$ 4,092,606
Uzbekistan — 0.2%
Navoi Mining & Metallurgical Co., Term Loan, 10.065%, (SOFR + 4.76%), 4/23/27	$4,016	$ 4,011,775
		$ 4,011,775
Total Senior Floating-Rate Loans (identified cost $8,104,413)		$ 8,104,381

Sovereign Government Bonds — 43.5%
Security	Principal Amount (000's omitted)		Value
Albania — 1.8%
Albania Government International Bonds:
3.50%, 6/16/27(8)	EUR	209	$ 219,708
3.50%, 11/23/31(8)	EUR	3,050	3,003,479
5.90%, 6/9/28(8)	EUR	15,870	17,714,491
Albanian Government Bonds:
4.30%, 7/10/27	ALL	136,800	1,496,969
4.70%, 2/23/27	ALL	78,200	864,890
4.95%, 7/22/29	ALL	185,900	2,038,217
5.25%, 1/26/29	ALL	487,600	5,423,888
			$ 30,761,642
Angola — 1.2%
Angola Government International Bonds:
8.75%, 4/14/32(8)	USD	5,068	$ 4,543,786
9.125%, 11/26/49(8)	USD	11,218	9,278,049
9.375%, 5/8/48(8)	USD	8,179	6,895,756
			$ 20,717,591
Argentina — 0.1%
Bonos Para La Reconstruccion De Una Argentina Libre, 3.00%, 5/31/26	USD	2,943	$ 2,181,893
			$ 2,181,893

Global Macro Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Armenia — 1.0%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	254,810	$ 657,076
9.25%, 4/29/28	AMD	1,538,080	3,942,739
9.60%, 10/29/33	AMD	3,851,185	9,974,908
9.75%, 10/29/50	AMD	618,877	1,614,582
9.75%, 10/29/52	AMD	673,150	1,750,222
			$ 17,939,527
Bahamas — 0.2%
Bahamas Government International Bonds:
6.00%, 11/21/28(8)	USD	2,350	$ 2,173,749
8.95%, 10/15/32(8)	USD	2,000	1,984,845
			$ 4,158,594
Barbados — 0.5%
Barbados Government International Bonds, 6.50%, 10/1/29(8)	USD	9,176	$ 8,763,367
			$ 8,763,367
Benin — 1.4%
Benin Government International Bonds:
4.875%, 1/19/32(8)	EUR	8,006	$ 7,393,087
4.95%, 1/22/35(8)	EUR	3,809	3,298,275
6.875%, 1/19/52(8)	EUR	13,654	11,756,724
7.96%, 2/13/38(8)	USD	1,471	1,374,695
			$ 23,822,781
Cameroon — 1.5%
Republic of Cameroon International Bonds:
5.95%, 7/7/32(8)	EUR	5,597	$ 4,771,248
9.50%, 7/31/31(8)	USD	21,392	20,509,580
			$ 25,280,828
China — 0.7%
China Government Bonds:
2.67%, 11/25/33	CNY	43,500	$ 6,284,569
3.00%, 10/15/53	CNY	38,000	5,924,848
			$ 12,209,417
Colombia — 0.7%
Titulos De Tesoreria B:
2.25%, 4/18/29	COP	5,617,656	$ 1,214,271
3.00%, 3/25/33	COP	12,370,079	2,541,589
3.75%, 2/25/37	COP	31,478,348	6,422,244
Security	Principal Amount (000's omitted)		Value
Colombia (continued)
Titulos De Tesoreria B: (continued)
4.75%, 4/4/35	COP	8,963,906	$ 2,048,257
			$ 12,226,361
Czech Republic — 2.4%
Czech Republic Government Bonds:
2.00%, 10/13/33	CZK	514,000	$ 18,970,585
4.90%, 4/14/34	CZK	499,080	23,154,861
			$ 42,125,446
Dominican Republic — 2.4%
Dominican Republic Bonds:
8.00%, 1/15/27(8)	DOP	96,000	$ 1,508,531
8.00%, 2/12/27(8)	DOP	490,340	7,714,738
11.25%, 9/15/35(5)	DOP	106,250	1,891,432
12.00%, 8/8/25(5)	DOP	332,200	5,668,215
12.75%, 9/23/29(5)	DOP	368,500	6,894,465
13.00%, 6/10/34(8)	DOP	232,600	4,621,184
13.625%, 2/3/33(5)	DOP	206,150	4,108,656
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(8)	DOP	31,580	501,463
12.00%, 10/3/25(5)	DOP	138,420	2,365,608
13.00%, 12/5/25(5)	DOP	216,700	3,711,875
13.00%, 1/30/26(5)	DOP	161,230	2,767,976
			$ 41,754,143
Ecuador — 0.9%
Ecuador Government International Bonds:
0.00%, 7/31/30(8)	USD	17,777	$ 9,142,520
2.50%, 7/31/40(8)	USD	1,130	458,220
5.00%, 7/31/40(8)	USD	1,709	692,873
6.90%, 7/31/30(8)	USD	7,670	5,209,376
			$ 15,502,989
Ethiopia — 1.1%
Ethiopia International Bonds, 6.625%, 12/11/24(8)(10)	USD	23,251	$ 18,360,792
			$ 18,360,792
Georgia — 0.1%
Georgia Government International Bonds, 2.75%, 4/22/26(8)	USD	1,214	$ 1,131,849
			$ 1,131,849

Global Macro Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Ghana — 1.2%
Ghana Government International Bonds:
6.375%, 2/11/27(8)(10)	USD	2,752	$ 1,386,217
7.625%, 5/16/29(8)(10)	USD	6,447	3,267,178
7.75%, 4/7/29(8)(10)	USD	4,066	2,066,799
7.875%, 3/26/27(8)(10)	USD	1,156	587,638
7.875%, 2/11/35(8)(10)	USD	2,910	1,490,684
8.125%, 1/18/26(8)(10)	USD	1,474	762,833
8.125%, 3/26/32(8)(10)	USD	4,775	2,453,156
8.625%, 4/7/34(8)(10)	USD	4,761	2,447,713
8.627%, 6/16/49(8)(10)	USD	3,315	1,674,987
8.75%, 3/11/61(8)(10)	USD	4,701	2,426,869
8.875%, 5/7/42(8)(10)	USD	2,354	1,204,330
8.95%, 3/26/51(8)(10)	USD	2,574	1,329,149
			$ 21,097,553
Greece — 0.0%(7)
Hellenic Republic Government Bonds, 0.00%, GDP-Linked, 10/15/42	EUR	230,127	$ 709,806
			$ 709,806
Iceland — 1.8%
Republic of Iceland:
6.50%, 1/24/31	ISK	3,198,073	$ 22,311,370
7.00%, 9/17/35	ISK	732,032	5,363,822
8.00%, 6/12/25	ISK	600,760	4,298,260
			$ 31,973,452
India — 0.6%
Export-Import Bank of India, 3.25%, 1/15/30(8)	USD	10,500	$ 9,615,564
			$ 9,615,564
Indonesia — 2.8%
Indonesia Treasury Bonds:
6.125%, 5/15/28	IDR	550,220,000	$ 33,207,040
6.625%, 2/15/34	IDR	204,241,000	12,311,424
7.125%, 6/15/42	IDR	26,112,000	1,609,645
7.125%, 6/15/43	IDR	14,081,000	872,009
7.375%, 5/15/48	IDR	9,373,000	591,000
Sekuritas Rupiah Bank Indonesia, 0.00%, 8/2/24	IDR	10,000,000	615,006
			$ 49,206,124
Ivory Coast — 0.8%
Ivory Coast Government International Bonds:
6.625%, 3/22/48(8)	EUR	11,072	$ 9,361,276
Security	Principal Amount (000's omitted)		Value
Ivory Coast (continued)
Ivory Coast Government International Bonds: (continued)
6.875%, 10/17/40(8)	EUR	2,000	$ 1,819,844
8.25%, 1/30/37(8)	USD	3,189	3,091,780
			$ 14,272,900
Jordan — 0.1%
Jordan Government International Bonds, 7.50%, 1/13/29(8)	USD	1,159	$ 1,154,030
			$ 1,154,030
Kenya — 0.7%
Republic of Kenya Government International Bonds, 9.75%, 2/16/31(8)	USD	12,611	$ 12,030,787
			$ 12,030,787
Mexico — 0.1%
Mexican Bonos, 4.50%, 11/22/35	MXN	40,616	$ 2,056,068
			$ 2,056,068
Montenegro — 0.4%
Montenegro Government International Bonds:
2.875%, 12/16/27(8)	EUR	1,264	$ 1,266,375
7.25%, 3/12/31(8)	USD	5,839	5,952,277
			$ 7,218,652
New Zealand — 0.8%
New Zealand Government Bonds:
2.75%, 4/15/37(8)(20)	NZD	17,000	$ 8,380,121
5.00%, 5/15/54(20)	NZD	9,230	5,666,935
			$ 14,047,056
North Macedonia — 1.0%
North Macedonia Government International Bonds:
1.625%, 3/10/28(8)	EUR	2,284	$ 2,172,410
2.75%, 1/18/25(8)	EUR	2,570	2,755,891
3.675%, 6/3/26(8)	EUR	2,647	2,791,650
6.96%, 3/13/27(8)	EUR	8,303	9,358,397
			$ 17,078,348
Paraguay — 0.5%
Paraguay Government Bonds, 7.90%, 2/9/31(5)	PYG	57,810,000	$ 7,936,282
			$ 7,936,282

Global Macro Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Peru — 1.9%
Peru Government Bonds:
5.40%, 8/12/34	PEN	56,497	$ 13,483,537
6.90%, 8/12/37	PEN	30,325	7,899,588
7.30%, 8/12/33(5)(8)	PEN	9,495	2,630,132
7.60%, 8/12/39(5)(8)	PEN	35,455	9,714,194
			$ 33,727,451
Philippines — 1.0%
Philippines Government International Bonds, 6.25%, 1/14/36	PHP	1,024,000	$ 16,750,343
			$ 16,750,343
Serbia — 3.0%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	2,267,950	$ 20,074,556
7.00%, 10/26/31	RSD	3,075,080	31,510,428
			$ 51,584,984
South Africa — 3.3%
Republic of South Africa Government Bonds, 8.875%, 2/28/35	ZAR	1,199,451	$ 57,636,221
			$ 57,636,221
South Korea — 1.3%
Korea Treasury Bonds, 1.875%, 12/10/24	KRW	31,500,000	$ 22,776,476
			$ 22,776,476
Sri Lanka — 1.3%
Sri Lanka Government International Bonds:
5.75%, 4/18/23(8)(10)	USD	5,807	$ 3,237,020
5.875%, 7/25/22(8)(10)	USD	600	333,565
6.20%, 5/11/27(8)(10)	USD	1,214	679,117
6.35%, 6/28/24(8)(10)	USD	2,900	1,627,592
6.75%, 4/18/28(8)(10)	USD	2,000	1,139,995
6.825%, 7/18/26(8)(10)	USD	16,730	9,447,577
6.85%, 3/14/24(8)(10)	USD	2,111	1,181,683
6.85%, 11/3/25(8)(10)	USD	7,100	4,046,045
7.55%, 3/28/30(8)(10)	USD	800	449,289
			$ 22,141,883
Suriname — 1.2%
Suriname Government International Bonds:
0.00%, Oil-Linked, 12/31/50(5)	USD	9,581	$ 8,431,280
Security	Principal Amount (000's omitted)		Value
Suriname (continued)
Suriname Government International Bonds: (continued)
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(5)(11)	USD	13,711	$ 13,299,428
			$ 21,730,708
Tajikistan — 0.0%(7)
Republic of Tajikistan International Bonds, 7.125%, 9/14/27(8)	USD	426	$ 411,115
			$ 411,115
Tunisia — 0.4%
Tunisian Republic:
3.50%, 2/3/33	JPY	300,000	$ 1,255,302
4.20%, 3/17/31	JPY	30,000	138,505
5.75%, 1/30/25(8)	USD	1,984	1,911,926
6.375%, 7/15/26(8)	EUR	4,054	3,908,113
			$ 7,213,846
Turkey — 0.2%
Turkiye Government Bonds, 50.00% (TLREF), 5/17/28(1)	TRY	126,072	$ 3,783,967
			$ 3,783,967
Ukraine — 0.6%
Ukraine Government Bonds:
9.79%, 5/26/27	UAH	58,443	$ 972,468
15.84%, 2/26/25	UAH	25,942	472,697
17.80%, 10/15/25	UAH	16,671	313,684
19.19%, 9/30/26	UAH	49,039	958,397
Ukraine Government International Bonds:
4.375%, 1/27/32(8)(10)	EUR	242	74,234
6.876%, 5/21/31(8)(10)	USD	1,751	540,621
7.253%, 3/15/35(8)(10)	USD	7,888	2,433,202
7.375%, 9/25/34(8)(10)	USD	2,220	685,758
7.75%, 9/1/25(8)(10)	USD	1,407	515,630
7.75%, 9/1/26(8)(10)	USD	225	76,746
7.75%, 9/1/28(8)(10)	USD	616	198,160
7.75%, 9/1/29(8)(10)	USD	2,498	808,009
9.75%, 11/1/30(8)(10)	USD	7,283	2,445,195
			$ 10,494,801
Uruguay — 1.0%
Uruguay Government Bonds:
3.40%, 5/16/45	UYU	115,044	$ 2,826,144

Global Macro Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Uruguay (continued)
Uruguay Government Bonds: (continued)
3.875%, 7/2/40(21)	UYU	237,392	$ 6,194,465
9.75%, 7/20/33	UYU	335,789	8,407,232
			$ 17,427,841
Uzbekistan — 1.1%
National Bank of Uzbekistan, 19.875%, 7/5/27(8)	UZS	90,660,000	$ 7,178,660
Republic of Uzbekistan Bonds:
16.25%, 10/12/26(8)	UZS	112,430,000	9,116,491
16.625%, 5/29/27(8)	UZS	12,500,000	996,037
Republic of Uzbekistan International Bonds:
5.375%, 5/29/27(8)	EUR	842	913,337
6.90%, 2/28/32(8)	USD	1,141	1,119,516
			$ 19,324,041
Venezuela — 0.4%
Venezuela Government International Bonds:
6.00%, 12/9/20(8)(10)	USD	4,201	$ 564,721
7.00%, 3/31/38(8)(10)	USD	1,930	281,240
7.65%, 4/21/25(8)(10)	USD	3,577	559,704
7.75%, 10/13/19(8)(10)	USD	5,188	753,074
8.25%, 10/13/24(8)(10)	USD	5,785	904,740
9.00%, 5/7/23(8)(10)	USD	1,213	190,643
9.25%, 9/15/27(10)	USD	5,251	962,206
9.25%, 5/7/28(8)(10)	USD	5,836	1,010,720
9.375%, 1/13/34(10)	USD	496	96,676
11.75%, 10/21/26(8)(10)	USD	2,020	373,207
11.95%, 8/5/31(8)(10)	USD	2,081	379,240
12.75%, 8/23/22(8)(10)	USD	1,908	343,321
			$ 6,419,492
Zambia — 0.0%(7)
Zambia Government International Bonds, 5.75% to 6/30/31, 6/30/33(8)	USD	9	$ 7,682
			$ 7,682
Total Sovereign Government Bonds (identified cost $751,510,556)			$756,764,693

Sovereign Loans — 3.6%
Borrower/Description	Principal Amount (000's omitted)		Value
Bahamas — 0.5%
Commonwealth of the Bahamas, 10.512%, (3 mo. EURIBOR + 6.85%), 11/24/28	EUR	8,010	$ 8,668,816
			$ 8,668,816
Ivory Coast — 0.1%
Republic of Ivory Coast, Term Loan, 9.426%, (6 mo. EURIBOR + 5.75%), 1/6/28(4)	EUR	1,866	$ 2,157,051
			$ 2,157,051
Kenya — 0.1%
Government of Kenya, Term Loan, 12.142%, (6 mo. SOFR + 6.45%), 6/29/25(4)	USD	1,536	$ 1,550,632
			$ 1,550,632
Tanzania — 2.9%
Government of the United Republic of Tanzania, Term Loan, 12.022%, (6 mo. SOFR + 6.30%), 4/28/31(4)	USD	48,386	$ 49,160,944
			$ 49,160,944
Total Sovereign Loans (identified cost $60,844,431)			$ 61,537,443

U.S. Government Agency Mortgage-Backed Securities — 0.3%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.452%, (COF + 1.254%), with maturity at 2029(22)	$4	$ 4,192
4.50%, with maturity at 2035	88	86,400
4.525%, (COF + 1.254%), with maturity at 2035(22)	118	115,566
4.792%, (COF + 1.251%), with maturity at 2030(22)	83	80,692
6.538%, (1 yr. CMT + 2.311%), with maturity at 2036(22)	390	394,701
6.60%, with maturity at 2030	240	245,702
7.00%, with various maturities to 2035	454	458,489
7.50%, with various maturities to 2035	837	870,032
8.00%, with various maturities to 2030	106	106,222
8.50%, with maturity at 2025	0(23)	452
9.00%, with maturity at 2027	1	602
9.50%, with maturity at 2027	1	926

Global Macro Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
4.463%, (COF + 1.299%), with maturity at 2033(22)	$306	$ 296,997
4.481%, (COF + 1.254%), with maturity at 2034(22)	74	71,926
4.503%, (COF + 1.254%), with maturity at 2035(22)	77	76,339
4.577%, (COF + 1.35%), with maturity at 2027(22)	16	15,539
4.598%, (COF + 1.40%), with maturity at 2025(22)	9	9,347
4.764%, (COF + 1.60%), with maturity at 2024(22)	1	887
5.267%, (COF + 1.793%), with maturity at 2035(22)	615	602,383
6.00%, with maturity at 2033	37	37,630
6.35%, (COF + 2.004%), with maturity at 2032(22)	134	136,851
6.50%, with maturity at 2030	342	345,627
6.525%, (1 yr. CMT + 2.15%), with maturity at 2028(22)	7	6,797
7.00%, with various maturities to 2031	363	369,305
7.50%, with maturity at 2027	1	1,218
8.00%, with maturity at 2026	0(23)	64
8.50%, with various maturities to 2037	516	544,987
9.00%, with various maturities to 2032	24	23,940
9.50%, with various maturities to 2031	0(23)	573
11.50%, with maturity at 2031	50	54,734
Government National Mortgage Association:
4.00%, (1 yr. CMT + 1.50%), with maturity at 2024(22)	2	1,771
6.50%, with maturity at 2032	107	110,020
7.00%, with various maturities to 2031	147	152,390
7.50%, with maturity at 2028	10	9,844
9.00%, with maturity at 2025	0(23)	194
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $5,603,765)		$ 5,233,339

U.S. Government Guaranteed Small Business Administration Loans — 0.2%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(24)(25) Series 2018-2, Class A, 2.519%, 7/25/44(1)(5)	$66,693	$ 3,539,222
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $15,196,885)		$ 3,539,222
Short-Term Investments — 30.2%
Affiliated Fund — 11.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(26)	204,076,917	$204,076,917
Total Affiliated Fund (identified cost $204,076,917)		$204,076,917

Repurchase Agreements — 1.0%
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC:
Dated 1/19/24 with an interest rate of 4.95%, collateralized by USD 1,351,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $1,138,175(27)	USD	1,162	$ 1,161,860
Dated 6/13/24 with an interest rate of 2.35%, collateralized by EUR 2,000,000 Republic of Poland Government International Bonds, 2.75%, due 5/25/32 and a market value, including accrued interest, of $2,090,071(27)	EUR	1,980	2,142,855
Dated 6/13/24 with an interest rate of 2.50%, collateralized by EUR 1,200,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,200,982(27)	EUR	1,148	1,241,882
Dated 6/13/24 with an interest rate of 2.85%, collateralized by EUR 4,000,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $4,003,274(27)	EUR	3,825	4,139,606
Nomura International PLC:
Dated 12/19/23 with an interest rate of 3.40%, collateralized by EUR 1,956,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,957,601(27)	USD	2,082	2,081,776
Dated 12/19/23 with an interest rate of 4.75%, collateralized by USD 1,621,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $1,365,642(27)	USD	1,403	1,402,949
Dated 12/22/23 with an interest rate of 4.85%, collateralized by USD 5,107,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $4,512,154(27)	USD	4,692	4,692,056
Dated 5/14/24 with an interest rate of 4.85%, collateralized by USD 150,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $132,529(27)	USD	134	133,654

Global Macro Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 5/16/24 with an interest rate of 5.05%, collateralized by USD 286,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $252,688(27)	USD	258	$ 258,258
Dated 7/12/24 with an interest rate of 5.05%, collateralized by USD 340,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $300,398(27)	USD	311	311,304
Total Repurchase Agreements (identified cost $17,510,927)			$ 17,566,200

Sovereign Government Securities — 8.5%
Security	Principal Amount (000's omitted)		Value
Egypt — 6.5%
Egypt Treasury Bills:
0.00%, 9/24/24	EGP	2,822,000	$ 56,092,789
0.00%, 12/3/24	EGP	248,925	4,720,482
0.00%, 12/10/24	EGP	1,686,950	31,841,553
0.00%, 12/17/24	EGP	736,600	13,839,203
0.00%, 3/11/25	EGP	252,275	4,491,714
0.00%, 3/18/25	EGP	96,700	1,714,263
			$112,700,004
Nigeria — 1.7%
Nigeria OMO Bills:
0.00%, 1/28/25	NGN	710,322	$ 389,181
0.00%, 2/25/25	NGN	1,185,489	635,747
0.00%, 4/1/25	NGN	3,194,531	1,702,923
0.00%, 5/20/25	NGN	7,855,656	3,951,731
0.00%, 5/27/25	NGN	12,913,970	6,461,545
0.00%, 6/10/25	NGN	433,890	214,341
0.00%, 6/17/25	NGN	6,665,671	3,281,908
Nigeria Treasury Bills:
0.00%, 2/6/25	NGN	1,477,509	803,803
0.00%, 2/20/25	NGN	6,098,016	3,282,599
0.00%, 3/6/25	NGN	2,660,526	1,417,081
0.00%, 3/27/25	NGN	8,957,521	4,695,599
0.00%, 4/10/25	NGN	5,755,052	2,984,862
			$ 29,821,320
Security	Principal Amount (000's omitted)		Value
Pakistan — 0.3%
Pakistan Treasury Bills:
0.00%, 8/8/24	PKR	743,900	$ 2,657,478
0.00%, 8/22/24	PKR	439,700	1,559,092
0.00%, 11/14/24	PKR	321,000	1,090,377
			$ 5,306,947
Total Sovereign Government Securities (identified cost $155,789,270)			$147,828,271

U.S. Treasury Obligations — 9.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 8/1/24	$30,000	$ 30,000,000
0.00%, 8/22/24(28)	20,228	20,165,813
0.00%, 9/5/24	1,639	1,630,599
0.00%, 9/19/24(28)	30,000	29,785,942
0.00%, 10/10/24(28)	45,524	45,067,243
0.00%, 10/24/24	30,000	29,640,620
Total U.S. Treasury Obligations (identified cost $156,287,986)		$156,290,217
Total Short-Term Investments (identified cost $533,665,100)		$525,761,605

Total Purchased Options — 0.0%(7) (identified cost $1,238,720)	$ 457,840
Total Investments — 92.9% (identified cost $1,634,167,043)	$1,616,049,119
Securities Sold Short — (3.9)%
Common Stocks — (1.0)%
Security	Shares	Value
Australia — (0.0)%(7)
EBOS Group Ltd.	(13,109)	$ (281,257)
		$ (281,257)
New Zealand — (1.0)%
a2 Milk Co. Ltd.(6)	(219,100)	$ (1,034,255)
Air New Zealand Ltd.	(613,098)	(211,492)

Global Macro Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
New Zealand (continued)
Auckland International Airport Ltd.	(443,683)	$ (1,976,470)
Chorus Ltd.	(121,036)	(569,446)
Contact Energy Ltd.	(286,749)	(1,450,874)
Fisher & Paykel Healthcare Corp. Ltd.	(123,800)	(2,389,938)
Fletcher Building Ltd.	(331,123)	(617,150)
Freightways Group Ltd.	(24,409)	(132,246)
Goodman Property Trust	(295,174)	(363,168)
Infratil Ltd.	(200,950)	(1,290,957)
Kiwi Property Group Ltd.	(332,667)	(178,664)
Mainfreight Ltd.	(21,500)	(954,484)
Mercury NZ Ltd.	(219,751)	(901,037)
Meridian Energy Ltd.	(454,417)	(1,760,859)
Precinct Properties New Zealand Ltd.	(369,107)	(266,033)
Ryman Healthcare Ltd.(6)	(195,753)	(529,137)
SKYCITY Entertainment Group Ltd.	(187,468)	(173,751)
Spark New Zealand Ltd.	(705,779)	(1,813,840)
		$(16,613,801)
Total Common Stocks (proceeds $17,081,878)		$(16,895,058)
Exchange-Traded Fund — (1.9)%
Security	Shares	Value
United States — (1.9)%
iShares JPMorgan USD Emerging Markets Bond ETF	(372,127)	$(33,658,887)
Total Exchange-Traded Funds (proceeds $33,417,344)		$(33,658,887)
Sovereign Government Bonds — (1.0)%
Security	Principal Amount (000's omitted)		Value
Armenia — (0.2)%
Republic of Armenia International Bonds, 3.60%, 2/2/31(8)	USD	(2,972)	$ (2,450,618)
			$ (2,450,618)
Azerbaijan — (0.3)%
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(8)	USD	(5,883)	$ (5,111,974)
			$ (5,111,974)
Security	Principal Amount (000's omitted)		Value
Poland — (0.5)%
Republic of Poland Government International Bonds:
1.00%, 3/7/29(8)	EUR	(7,156)	$ (7,130,667)
2.75%, 5/25/32(8)	EUR	(2,000)	(2,078,982)
			$ (9,209,649)
Total Sovereign Government Bonds (proceeds $15,300,874)			$(16,772,241)
Total Securities Sold Short (proceeds $65,800,096)			$(67,326,186)

Other Assets, Less Liabilities — 11.0%	$ 190,712,484
Net Assets — 100.0%	$1,739,435,417
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2024.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2024.
(3)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2024.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $110,089,374 or 6.3% of the Portfolio's net assets.
(6)	Non-income producing security.
(7)	Amount is less than 0.05% or (0.05)%, as applicable.
(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2024, the aggregate value of these securities is $369,384,475 or 21.2% of the Portfolio's net assets.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(10)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

Global Macro Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(13)	Security converts to variable rate after the indicated fixed-rate coupon period.
(14)	Quantity held represents principal in USD.
(15)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(16)	Restricted security.
(17)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(18)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(19)	This Senior Loan will settle after July 31, 2024, at which time the interest rate will be determined.
(20)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(21)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(22)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2024.
(23)	Principal amount is less than $500.
(24)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(25)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2024 of all interest only securities comprising the trust.
(26)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.
(27)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(28)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	15,600,000	INR	85.50	1/25/29	$ 82,633
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	8,400,000	INR	85.50	1/25/29	44,495
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	8,000,000	INR	85.50	1/30/29	42,472
Total							$169,600
(1)	Amount is less than 0.05%.
Purchased Call Options (Exchange-Traded) — 0.0%(1)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
ICE Brent Crude Oil Futures 10/2024	2,402	$193,889,440	$100.00	8/27/24	$288,240
Total					$288,240
(1)	Amount is less than 0.05%.

Global Macro Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	42,731,000	USD	7,544,315	8/2/24	$ 10,471
USD	5,917,510	BRL	31,901,000	8/2/24	277,454
USD	1,952,970	BRL	10,830,000	8/2/24	38,240
BRL	1,696,000	USD	311,367	9/4/24	(12,496)
BRL	5,700,000	USD	1,029,357	9/4/24	(24,898)
BRL	4,783,000	USD	878,106	9/4/24	(35,242)
BRL	16,000,000	USD	2,889,422	9/4/24	(69,889)
USD	7,519,066	BRL	42,731,000	9/4/24	(11,026)
COP	13,751,430,000	USD	3,271,813	9/18/24	100,475
COP	13,707,230,000	USD	3,346,042	9/18/24	15,406
COP	11,676,300,000	USD	2,852,749	9/18/24	10,651
COP	4,347,000,000	USD	1,063,616	9/18/24	2,406
COP	9,730,100,000	USD	2,396,576	9/18/24	(10,446)
EUR	15,280,000	USD	16,485,257	9/18/24	87,826
EUR	2,114,511	USD	2,287,508	9/18/24	5,946
EUR	1,941,857	USD	2,100,728	9/18/24	5,460
EUR	1,770,319	USD	1,915,156	9/18/24	4,978
EUR	1,342,901	USD	1,452,769	9/18/24	3,776
EUR	20,652,662	USD	22,549,402	9/18/24	(148,991)
EUR	31,777,396	USD	34,695,833	9/18/24	(229,246)
IDR	190,816,047,492	USD	11,702,342	9/18/24	29,554
IDR	23,018,000,000	USD	1,411,580	9/18/24	3,630
INR	319,900,000	USD	3,821,230	9/18/24	(5,834)
INR	2,207,662,300	USD	26,350,079	9/18/24	(19,642)
INR	1,820,100,000	USD	21,740,325	9/18/24	(32,282)
PEN	23,674,328	USD	6,187,749	9/18/24	144,425
PEN	10,895,000	USD	2,837,831	9/18/24	76,256
PEN	26,100,000	USD	6,908,234	9/18/24	72,734
PEN	16,541,000	USD	4,377,779	9/18/24	46,443
PEN	16,900,000	USD	4,497,911	9/18/24	22,333
PEN	100,000	USD	26,047	9/18/24	700
PHP	19,000,000	USD	325,148	9/18/24	164
TWD	123,700,000	USD	3,814,369	9/18/24	(14,437)
TWD	40,200,000	USD	1,250,345	9/18/24	(15,444)
TWD	43,200,000	USD	1,344,873	9/18/24	(17,814)
TWD	183,000,000	USD	5,641,532	9/18/24	(19,966)
TWD	46,700,000	USD	1,455,055	9/18/24	(20,481)
TWD	52,000,000	USD	1,618,435	9/18/24	(21,050)
TWD	46,100,000	USD	1,437,817	9/18/24	(21,674)
TWD	49,000,000	USD	1,526,932	9/18/24	(21,704)
TWD	54,600,000	USD	1,699,294	9/18/24	(22,039)
TWD	94,700,000	USD	2,945,465	9/18/24	(36,382)
TWD	101,200,000	USD	3,150,489	9/18/24	(41,732)
TWD	109,300,000	USD	3,405,515	9/18/24	(47,935)

Global Macro Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
TWD	121,000,000	USD	3,765,974	9/18/24	$ (48,983)
TWD	108,000,000	USD	3,368,421	9/18/24	(50,776)
TWD	114,800,000	USD	3,577,383	9/18/24	(50,848)
TWD	128,420,000	USD	3,996,763	9/18/24	(51,837)
USD	359,791	COP	1,439,200,000	9/18/24	6,853
USD	678,186	COP	2,763,100,000	9/18/24	586
USD	1,053,942	COP	4,380,140,000	9/18/24	(20,208)
USD	3,101,859	COP	12,851,000,000	9/18/24	(49,615)
USD	3,303,162	COP	13,685,000,000	9/18/24	(52,835)
USD	7,132,655	COP	29,978,550,000	9/18/24	(219,038)
USD	7,595,168	COP	31,922,489,887	9/18/24	(233,242)
USD	3,846,552	EUR	3,523,000	9/18/24	25,415
USD	3,201,275	EUR	2,932,000	9/18/24	21,152
USD	1,765,270	EUR	1,616,785	9/18/24	11,664
USD	66,510	EUR	61,480	9/18/24	(173)
USD	76,534	EUR	70,746	9/18/24	(199)
USD	128,226	EUR	118,528	9/18/24	(333)
USD	238,841	EUR	220,778	9/18/24	(621)
USD	127,433	EUR	118,191	9/18/24	(760)
USD	469,430	EUR	433,929	9/18/24	(1,220)
USD	668,665	EUR	618,096	9/18/24	(1,738)
USD	885,739	EUR	818,754	9/18/24	(2,302)
USD	911,734	EUR	842,782	9/18/24	(2,370)
USD	1,344,695	EUR	1,243,000	9/18/24	(3,495)
USD	1,676,812	EUR	1,550,000	9/18/24	(4,358)
USD	2,287,508	EUR	2,114,511	9/18/24	(5,945)
USD	3,105,741	EUR	2,870,863	9/18/24	(8,072)
USD	3,195,579	EUR	2,953,907	9/18/24	(8,306)
USD	3,840,063	EUR	3,549,651	9/18/24	(9,981)
USD	5,824,914	EUR	5,384,394	9/18/24	(15,139)
USD	6,476,458	EUR	5,986,664	9/18/24	(16,833)
USD	7,196,731	EUR	6,652,466	9/18/24	(18,705)
USD	3,875,793	EUR	3,594,692	9/18/24	(23,103)
USD	10,348,612	EUR	9,565,979	9/18/24	(26,897)
USD	12,641,746	EUR	11,685,691	9/18/24	(32,857)
USD	16,530,120	EUR	15,280,000	9/18/24	(42,963)
USD	8,126,489	EUR	7,532,351	9/18/24	(43,294)
USD	16,741,515	EUR	15,475,408	9/18/24	(43,513)
USD	22,674,912	EUR	20,960,081	9/18/24	(58,934)
USD	23,771,627	EUR	21,973,855	9/18/24	(61,785)
USD	25,869,319	EUR	23,912,905	9/18/24	(67,237)
USD	28,270,947	EUR	26,132,905	9/18/24	(73,479)
USD	20,133,501	EUR	18,661,516	9/18/24	(107,262)
USD	43,100,185	EUR	39,840,656	9/18/24	(112,022)

Global Macro Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	43,909,605	EUR	40,588,862	9/18/24	$ (114,125)
USD	57,313,221	EUR	52,978,805	9/18/24	(148,963)
USD	63,542,838	EUR	58,737,296	9/18/24	(165,154)
USD	186,245	IDR	3,036,870,225	9/18/24	(470)
USD	620,603	IDR	10,127,000,000	9/18/24	(2,033)
USD	488,373	IDR	7,976,600,000	9/18/24	(2,050)
USD	627,971	IDR	10,251,000,000	9/18/24	(2,289)
USD	627,817	IDR	10,251,000,000	9/18/24	(2,442)
USD	4,256,098	IDR	69,451,000,000	9/18/24	(13,941)
USD	3,349,342	IDR	54,704,800,000	9/18/24	(14,060)
USD	4,306,726	IDR	70,303,000,000	9/18/24	(15,696)
USD	4,305,671	IDR	70,303,000,000	9/18/24	(16,751)
USD	45,224,096	IDR	737,415,071,479	9/18/24	(114,211)
USD	11,916,264	INR	999,000,000	9/18/24	1,350
USD	8,670,451	INR	727,000,000	9/18/24	(362)
USD	19,976,624	INR	1,675,000,000	9/18/24	(834)
USD	11,288,738	INR	946,662,300	9/18/24	(1,952)
USD	295,187	PEN	1,120,000	9/18/24	(4,379)
USD	553,374	PEN	2,100,000	9/18/24	(8,313)
USD	737,914	PEN	2,800,000	9/18/24	(11,002)
USD	1,531,040	PEN	5,776,000	9/18/24	(13,867)
USD	729,125	PEN	2,783,070	9/18/24	(15,263)
USD	5,296,240	PEN	19,909,891	9/18/24	(29,060)
USD	1,438,204	PEN	5,488,186	9/18/24	(29,722)
USD	2,964,998	PEN	11,317,954	9/18/24	(62,216)
USD	3,068,981	PEN	11,712,000	9/18/24	(63,628)
USD	20,751,701	PEN	78,402,000	9/18/24	(218,487)
USD	18,073,722	PEN	68,400,000	9/18/24	(221,230)
USD	4,240,802	PHP	248,000,000	9/18/24	(5,367)
USD	4,410,060	PHP	258,000,000	9/18/24	(7,325)
USD	4,407,363	PHP	258,000,000	9/18/24	(10,022)
USD	2,521,935	PHP	148,000,000	9/18/24	(12,069)
USD	2,520,007	PHP	148,000,000	9/18/24	(13,997)
USD	3,153,284	PHP	185,000,000	9/18/24	(14,222)
USD	3,785,424	PHP	222,000,000	9/18/24	(15,582)
USD	4,553,051	PHP	267,000,000	9/18/24	(18,430)
USD	3,936,263	PHP	231,000,000	9/18/24	(18,838)
USD	4,773,136	PHP	279,880,000	9/18/24	(18,871)
USD	3,951,660	PHP	232,081,000	9/18/24	(21,949)
USD	4,925,941	PHP	289,000,000	9/18/24	(22,216)
USD	5,916,857	PHP	347,000,000	9/18/24	(24,355)
USD	7,127,997	PHP	418,000,000	9/18/24	(28,853)
KRW	750,000,000	USD	543,041	9/19/24	5,442
KRW	3,878,000,000	USD	2,834,132	9/19/24	1,894

Global Macro Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	3,345,939	KRW	4,580,490,033	9/19/24	$ (3,827)
BRL	7,922,000	USD	1,434,261	10/2/24	(42,691)
BRL	22,417,000	USD	4,058,551	10/2/24	(120,804)
					$(3,130,162)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	8,751,013	EUR	8,010,000	Bank of America, N.A.	8/8/24	$ 79,816	$ —
EUR	9,754,797	USD	10,614,275	Australia and New Zealand Banking Group Limited	8/9/24	—	(53,772)
EUR	3,393,747	USD	3,706,962	Citibank, N.A.	8/9/24	—	(32,905)
EUR	7,725,904	USD	8,354,826	JPMorgan Chase Bank, N.A.	8/9/24	9,207	—
EUR	129,253	USD	141,196	JPMorgan Chase Bank, N.A.	8/9/24	—	(1,267)
EUR	9,565,979	USD	10,346,525	Standard Chartered Bank	8/9/24	9,565	—
USD	3,007,032	EUR	2,780,000	Bank of America, N.A.	8/9/24	—	(2,585)
HUF	922,369,406	EUR	2,306,212	Barclays Bank PLC	8/12/24	35,399	—
HUF	927,630,594	EUR	2,341,910	Barclays Bank PLC	8/12/24	11,192	—
KZT	196,896,000	USD	422,887	ICBC Standard Bank plc	8/21/24	—	(9,545)
EUR	8,651,891	HUF	3,407,936,549	JPMorgan Chase Bank, N.A.	8/22/24	18,348	—
EUR	23,934,358	HUF	9,460,787,479	JPMorgan Chase Bank, N.A.	8/22/24	—	(40,267)
HUF	1,771,935,960	EUR	4,532,200	Bank of America, N.A.	8/22/24	—	(46,047)
HUF	1,827,292,549	EUR	4,667,652	Barclays Bank PLC	8/22/24	—	(40,838)
HUF	4,054,748,514	EUR	10,335,994	Barclays Bank PLC	8/22/24	—	(67,339)
HUF	1,199,742,822	EUR	3,061,193	Goldman Sachs International	8/22/24	—	(23,086)
HUF	2,973,705,528	EUR	7,595,511	JPMorgan Chase Bank, N.A.	8/22/24	—	(65,865)
HUF	795,192,845	EUR	2,014,010	UBS AG	8/22/24	901	—
KZT	741,040,000	USD	1,577,722	Citibank, N.A.	8/26/24	—	(23,160)
KZT	198,798,000	USD	422,885	ICBC Standard Bank plc	8/26/24	—	(5,844)
UZS	5,093,847,982	USD	384,383	ICBC Standard Bank plc	8/26/24	18,470	—
EUR	25,572,470	HUF	9,858,315,087	Citibank, N.A.	8/30/24	660,280	—
EUR	1,631,344	HUF	628,891,284	Citibank, N.A.	8/30/24	42,121	—
HUF	2,447,942,339	EUR	6,167,267	Citibank, N.A.	8/30/24	34,024	—
HUF	726,036,103	EUR	1,829,152	Citibank, N.A.	8/30/24	10,091	—
HUF	1,958,353,664	EUR	4,950,588	JPMorgan Chase Bank, N.A.	8/30/24	9,041	—
HUF	580,828,821	EUR	1,468,297	JPMorgan Chase Bank, N.A.	8/30/24	2,681	—
HUF	2,447,942,138	EUR	6,156,486	UBS AG	8/30/24	45,706	—
HUF	726,036,044	EUR	1,825,955	UBS AG	8/30/24	13,556	—
UZS	24,188,881,000	USD	1,789,780	ICBC Standard Bank plc	8/30/24	120,800	—
UZS	22,609,741,000	USD	1,672,318	JPMorgan Chase Bank, N.A.	8/30/24	113,533	—
PLN	33,000,000	EUR	7,660,967	Citibank, N.A.	9/5/24	18,334	—

Global Macro Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CZK	208,000,000	EUR	8,375,277	Citibank, N.A.	9/6/24	$ —	$ (213,607)
EUR	3,633,446	USD	3,934,439	Citibank, N.A.	9/6/24	4,269	—
EUR	1,987,335	USD	2,151,866	Citibank, N.A.	9/6/24	2,435	—
EUR	5,256,754	USD	5,694,071	JPMorgan Chase Bank, N.A.	9/6/24	4,327	—
USD	322,732	AMD	128,705,675	Citibank, N.A.	9/6/24	—	(7,982)
EGP	14,017,368	USD	239,532	Citibank, N.A.	9/11/24	44,495	—
USD	330,137	EGP	14,017,368	Standard Chartered Bank	9/11/24	46,109	—
USD	2,271,400	UYU	90,061,000	Citibank, N.A.	9/12/24	44,154	—
KZT	1,359,576,031	USD	2,607,049	Citibank, N.A.	9/16/24	236,596	—
KZT	870,689,175	USD	1,668,786	Citibank, N.A.	9/16/24	152,319	—
KZT	680,439,778	USD	1,303,524	Citibank, N.A.	9/16/24	119,661	—
KZT	679,788,016	USD	1,303,524	Citibank, N.A.	9/16/24	118,298	—
USD	448,066	AMD	182,027,000	Citibank, N.A.	9/16/24	—	(19,163)
USD	1,303,525	KZT	666,427,000	Citibank, N.A.	9/16/24	—	(90,352)
USD	2,607,048	KZT	1,323,077,000	Citibank, N.A.	9/16/24	—	(160,256)
USD	3,128,459	KZT	1,600,989,000	Citibank, N.A.	9/16/24	—	(220,117)
EGP	125,096,044	USD	2,696,035	HSBC Bank USA, N.A.	9/17/24	—	(167,094)
EGP	71,623,956	USD	1,463,206	ICBC Standard Bank plc	9/17/24	—	(15,257)
USD	4,863,288	EGP	196,720,000	Citibank, N.A.	9/17/24	886,397	—
AUD	15,900,000	USD	10,622,173	BNP Paribas	9/18/24	—	(211,950)
AUD	22,151,049	USD	14,763,364	Citibank, N.A.	9/18/24	—	(260,386)
CAD	1,113,000	USD	809,715	State Street Bank and Trust Company	9/18/24	—	(2,457)
CAD	1,300,000	USD	945,863	State Street Bank and Trust Company	9/18/24	—	(2,973)
CAD	2,100,000	USD	1,528,140	State Street Bank and Trust Company	9/18/24	—	(5,010)
CAD	3,505,000	USD	2,549,912	State Street Bank and Trust Company	9/18/24	—	(7,736)
CAD	4,200,000	USD	3,055,864	State Street Bank and Trust Company	9/18/24	—	(9,605)
CAD	6,800,000	USD	4,948,263	State Street Bank and Trust Company	9/18/24	—	(16,224)
CAD	2,800,000	USD	2,049,438	State Street Bank and Trust Company	9/18/24	—	(18,598)
CAD	8,700,000	USD	6,367,895	State Street Bank and Trust Company	9/18/24	—	(57,787)
CAD	1,058,000	USD	770,311	UBS AG	9/18/24	—	(2,943)
CAD	1,689,000	USD	1,229,575	UBS AG	9/18/24	—	(4,544)
CAD	3,329,000	USD	2,423,784	UBS AG	9/18/24	—	(9,261)
CAD	5,316,000	USD	3,869,996	UBS AG	9/18/24	—	(14,301)
CZK	172,500,000	EUR	6,799,774	Citibank, N.A.	9/18/24	—	(20,048)
CZK	12,797,633	EUR	517,181	JPMorgan Chase Bank, N.A.	9/18/24	—	(15,274)
EUR	46,346,964	CZK	1,146,855,634	JPMorgan Chase Bank, N.A.	9/18/24	1,368,766	—
EUR	636,175	CZK	15,742,155	JPMorgan Chase Bank, N.A.	9/18/24	18,788	—
EUR	1,193,612	PLN	5,167,386	Barclays Bank PLC	9/18/24	—	(8,351)
EUR	3,552,386	USD	3,829,991	Australia and New Zealand Banking Group Limited	9/18/24	23,019	—
EUR	2,141,290	USD	2,332,270	BNP Paribas	9/18/24	—	(9,772)
EUR	3,537,333	USD	3,821,197	Citibank, N.A.	9/18/24	15,485	—
EUR	1,507,389	USD	1,633,412	HSBC Bank USA, N.A.	9/18/24	1,541	—
EUR	567,501	USD	614,581	State Street Bank and Trust Company	9/18/24	945	—

Global Macro Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ILS	40,250,000	USD	10,721,421	Citibank, N.A.	9/18/24	$ —	$ (41,021)
ILS	41,101,505	USD	10,966,250	Goldman Sachs International	9/18/24	—	(59,901)
ILS	40,850,420	USD	10,929,293	Goldman Sachs International	9/18/24	—	(89,570)
ILS	38,798,075	USD	10,303,565	JPMorgan Chase Bank, N.A.	9/18/24	—	(8,435)
ISK	529,715,596	EUR	3,493,014	Bank of America, N.A.	9/18/24	22,840	—
ISK	531,081,721	EUR	3,508,964	Bank of America, N.A.	9/18/24	15,370	—
ISK	320,229,945	EUR	2,115,125	Bank of America, N.A.	9/18/24	10,026	—
ISK	430,770,341	EUR	2,838,684	Citibank, N.A.	9/18/24	20,604	—
ISK	166,129,659	EUR	1,096,927	Citibank, N.A.	9/18/24	5,594	—
JPY	1,239,966,653	USD	8,004,766	Citibank, N.A.	9/18/24	330,122	—
JPY	848,610,000	USD	5,478,313	Citibank, N.A.	9/18/24	225,929	—
JPY	44,000,000	USD	288,257	HSBC Bank USA, N.A.	9/18/24	7,505	—
MXN	900,000	USD	50,595	Standard Chartered Bank	9/18/24	—	(2,639)
MXN	1,000,000	USD	56,006	Standard Chartered Bank	9/18/24	—	(2,721)
MXN	2,000,000	USD	112,011	Standard Chartered Bank	9/18/24	—	(5,442)
MXN	1,900,000	USD	106,813	Standard Chartered Bank	9/18/24	—	(5,572)
MXN	16,000,000	USD	896,090	Standard Chartered Bank	9/18/24	—	(43,533)
MXN	16,900,000	USD	950,070	Standard Chartered Bank	9/18/24	—	(49,557)
MXN	103,000,000	USD	5,768,577	Standard Chartered Bank	9/18/24	—	(280,242)
MXN	108,800,000	USD	6,116,429	Standard Chartered Bank	9/18/24	—	(319,042)
MYR	12,934,000	USD	2,813,880	Credit Agricole Corporate and Investment Bank	9/18/24	16,071	—
MYR	11,595,000	USD	2,526,419	Goldman Sachs International	9/18/24	10,560	—
MYR	14,609,000	USD	3,186,260	Goldman Sachs International	9/18/24	10,181	—
NZD	37,065	USD	22,707	Australia and New Zealand Banking Group Limited	9/18/24	—	(647)
NZD	27,572,023	USD	17,013,786	Bank of America, N.A.	9/18/24	—	(603,324)
PEN	17,621,000	USD	4,592,187	Standard Chartered Bank	9/18/24	120,903	—
PLN	5,167,386	EUR	1,199,804	JPMorgan Chase Bank, N.A.	9/18/24	1,636	—
SEK	84,998,000	EUR	7,496,307	UBS AG	9/18/24	—	(174,694)
SGD	16,870,000	USD	12,533,684	BNP Paribas	9/18/24	116,204	—
SGD	1,160,000	USD	863,631	Citibank, N.A.	9/18/24	6,189	—
SGD	23,880,000	USD	17,731,001	State Street Bank and Trust Company	9/18/24	175,302	—
THB	295,932,000	USD	8,079,018	Standard Chartered Bank	9/18/24	254,282	—
THB	245,162,000	USD	6,693,897	Standard Chartered Bank	9/18/24	209,745	—
USD	2,844,855	AUD	4,270,765	Citibank, N.A.	9/18/24	48,653	—
USD	10,953,128	ILS	41,068,755	Bank of America, N.A.	9/18/24	55,470	—
USD	12,237,185	ILS	45,850,285	Barclays Bank PLC	9/18/24	70,740	—
USD	5,401,460	ILS	20,293,827	Citibank, N.A.	9/18/24	16,462	—
USD	5,401,460	ILS	20,310,571	Citibank, N.A.	9/18/24	12,018	—
USD	10,802,921	ILS	40,770,223	Citibank, N.A.	9/18/24	—	(15,522)
USD	10,952,243	ILS	41,079,672	Standard Chartered Bank	9/18/24	51,687	—
USD	8,777,872	ILS	33,001,288	UBS AG	9/18/24	20,929	—
USD	1,136,437	JPY	176,038,075	Citibank, N.A.	9/18/24	—	(46,867)
USD	2,131,531	MXN	37,995,000	Bank of America, N.A.	9/18/24	106,975	—

Global Macro Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,730,569	MXN	86,920,000	Goldman Sachs International	9/18/24	$ 99,054	$ —
USD	2,764,182	MXN	51,800,000	Goldman Sachs International	9/18/24	4,029	—
USD	60,185	MXN	1,103,000	Goldman Sachs International	9/18/24	1,412	—
USD	6,913,243	MXN	129,848,126	UBS AG	9/18/24	—	(5,688)
USD	3,789,362	MYR	17,810,000	Credit Agricole Corporate and Investment Bank	9/18/24	—	(107,455)
USD	3,572,799	MYR	16,760,000	Goldman Sachs International	9/18/24	—	(94,279)
USD	26,645,539	NZD	43,180,949	Bank of America, N.A.	9/18/24	944,874	—
USD	4,375,005	NZD	7,090,000	Bank of America, N.A.	9/18/24	155,142	—
USD	130,265	NZD	211,104	Bank of America, N.A.	9/18/24	4,619	—
USD	1,088,739	PEN	4,153,790	Standard Chartered Bank	9/18/24	—	(22,276)
USD	1,752,793	SGD	2,359,000	Citibank, N.A.	9/18/24	—	(16,092)
USD	3,149,884	SGD	4,239,000	Standard Chartered Bank	9/18/24	—	(28,710)
USD	14,921,462	THB	545,460,000	Standard Chartered Bank	9/18/24	—	(438,424)
USD	803,354	ZAR	15,261,469	Bank of America, N.A.	9/18/24	—	(31,558)
USD	25,384,741	ZAR	482,239,002	Bank of America, N.A.	9/18/24	—	(997,194)
USD	28,635,067	ZAR	522,028,727	Barclays Bank PLC	9/18/24	76,349	—
USD	14,712,392	ZAR	272,723,459	Barclays Bank PLC	9/18/24	—	(207,539)
USD	27,132,584	ZAR	492,000,000	Goldman Sachs International	9/18/24	216,652	—
USD	1,416,945	ZAR	25,647,987	Goldman Sachs International	9/18/24	13,816	—
USD	1,418,617	ZAR	25,628,611	Standard Chartered Bank	9/18/24	16,548	—
USD	2,120,728	ZAR	39,546,003	Standard Chartered Bank	9/18/24	—	(42,722)
USD	14,419,109	ZAR	267,540,219	Standard Chartered Bank	9/18/24	—	(217,262)
USD	27,218,578	ZAR	493,610,989	UBS AG	9/18/24	214,514	—
USD	6,940,632	ZAR	126,499,965	UBS AG	9/18/24	20,176	—
USD	1,332,412	ZAR	24,284,534	UBS AG	9/18/24	3,873	—
ZAR	318,627,368	USD	16,781,255	Barclays Bank PLC	9/18/24	649,949	—
ZAR	49,534,740	USD	2,734,037	Barclays Bank PLC	9/18/24	—	(24,131)
ZAR	1,039,370,280	USD	56,917,490	Barclays Bank PLC	9/18/24	—	(56,475)
ZAR	41,072,682	USD	2,253,633	Citibank, N.A.	9/18/24	—	(6,662)
ZAR	41,223,684	USD	2,261,311	Standard Chartered Bank	9/18/24	—	(6,080)
ZAR	197,826,496	USD	10,925,114	UBS AG	9/18/24	—	(102,584)
KZT	676,529,000	USD	1,344,988	Citibank, N.A.	9/19/24	69,414	—
USD	2,771,331	CNH	20,000,000	BNP Paribas	9/19/24	—	(7,170)
USD	18,983,615	CNH	137,000,000	BNP Paribas	9/19/24	—	(49,118)
USD	1,110,070	CNH	8,000,000	Citibank, N.A.	9/19/24	—	(1,330)
USD	7,076,696	CNH	51,000,000	Citibank, N.A.	9/19/24	—	(8,482)
USD	2,473,431	CNH	17,951,000	Citibank, N.A.	9/19/24	—	(20,413)
USD	3,577,107	CNH	25,819,115	HSBC Bank USA, N.A.	9/19/24	—	(9,815)
USD	23,738,448	CNH	171,341,200	HSBC Bank USA, N.A.	9/19/24	—	(65,137)
USD	4,156,374	CNH	30,000,000	JPMorgan Chase Bank, N.A.	9/19/24	—	(11,378)
USD	27,986,251	CNH	202,000,000	JPMorgan Chase Bank, N.A.	9/19/24	—	(76,610)
USD	1,303,524	KZT	676,529,000	Citibank, N.A.	9/19/24	—	(110,877)
KZT	373,241,000	USD	795,823	JPMorgan Chase Bank, N.A.	9/20/24	—	(15,609)

Global Macro Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	559,563,000	USD	1,193,734	JPMorgan Chase Bank, N.A.	9/20/24	$ —	$ (24,037)
TRY	238,255,000	USD	6,505,113	Standard Chartered Bank	9/20/24	305,921	—
TRY	59,625,000	USD	1,626,002	Standard Chartered Bank	9/20/24	78,508	—
TRY	23,891,755	USD	656,751	Standard Chartered Bank	9/20/24	26,246	—
TRY	23,891,754	USD	656,975	Standard Chartered Bank	9/20/24	26,022	—
USD	604,401	IDR	9,919,432,168	Deutsche Bank AG	9/20/24	—	(5,439)
USD	6,220,500	TRY	238,255,000	Standard Chartered Bank	9/20/24	—	(590,534)
KZT	740,284,292	USD	1,586,040	Citibank, N.A.	9/23/24	—	(39,228)
TRY	160,529,262	USD	4,071,247	Standard Chartered Bank	9/23/24	503,166	—
TRY	150,286,305	USD	3,837,781	Standard Chartered Bank	9/23/24	444,750	—
TRY	64,768,000	USD	1,744,137	Standard Chartered Bank	9/23/24	101,480	—
USD	4,277,687	TRY	150,319,134	Standard Chartered Bank	9/23/24	—	(5,780)
USD	2,294,861	TRY	80,802,532	Standard Chartered Bank	9/23/24	—	(7,673)
USD	2,261,461	TRY	79,693,901	Standard Chartered Bank	9/23/24	—	(9,482)
USD	1,689,161	TRY	64,768,000	Standard Chartered Bank	9/23/24	—	(156,457)
KZT	373,920,000	USD	788,861	Citibank, N.A.	9/26/24	—	(7,894)
KZT	691,976,000	USD	1,375,698	Societe Generale	9/30/24	68,736	—
USD	1,328,169	KZT	691,976,000	Bank of America, N.A.	9/30/24	—	(116,265)
KZT	405,335,580	USD	845,771	ICBC Standard Bank plc	10/1/24	208	—
KZT	202,985,080	USD	422,886	Societe Generale	10/3/24	647	—
KZT	202,562,000	USD	422,885	Societe Generale	10/3/24	—	(235)
KZT	202,562,000	USD	422,885	Societe Generale	10/3/24	—	(235)
USD	2,319,155	UYU	94,111,300	JPMorgan Chase Bank, N.A.	10/3/24	—	(4,068)
UZS	7,833,244,114	USD	583,482	JPMorgan Chase Bank, N.A.	10/4/24	20,315	—
KZT	18,030,831	USD	37,377	Citibank, N.A.	10/7/24	223	—
USD	934,463	UYU	38,042,000	HSBC Bank USA, N.A.	10/10/24	—	(3,999)
TRY	39,856,193	USD	987,489	Standard Chartered Bank	10/17/24	120,091	—
TRY	39,829,282	USD	987,348	Standard Chartered Bank	10/17/24	119,485	—
EUR	3,558,776	PLN	15,317,684	Barclays Bank PLC	10/21/24	5,635	—
EUR	3,498,248	PLN	15,057,508	Citibank, N.A.	10/21/24	5,451	—
PLN	30,375,192	EUR	6,912,879	Bank of America, N.A.	10/21/24	145,500	—
USD	1,297,814	OMR	500,000	Standard Chartered Bank	10/22/24	—	(636)
UZS	4,986,956,612	USD	366,688	JPMorgan Chase Bank, N.A.	10/22/24	20,328	—
UZS	5,005,291,011	USD	366,688	JPMorgan Chase Bank, N.A.	10/24/24	21,471	—
MYR	6,691,000	USD	1,459,483	Goldman Sachs International	11/4/24	8,002	—
MYR	19,301,000	USD	4,211,434	State Street Bank and Trust Company	11/4/24	21,706	—
TRY	57,524,000	USD	1,455,486	Standard Chartered Bank	11/6/24	110,508	—
TRY	405,628,000	USD	10,290,508	Standard Chartered Bank	11/8/24	727,605	—
TRY	397,488,006	USD	10,110,421	Standard Chartered Bank	11/8/24	686,585	—
TRY	164,477,855	USD	4,265,539	Standard Chartered Bank	11/8/24	202,190	—
TRY	123,570,426	USD	3,168,498	Standard Chartered Bank	11/8/24	188,058	—
TRY	123,570,426	USD	3,168,498	Standard Chartered Bank	11/8/24	188,058	—
USD	5,345,692	TRY	197,631,802	Standard Chartered Bank	11/8/24	—	(22,600)
USD	2,894,180	TRY	108,185,321	Standard Chartered Bank	11/8/24	—	(44,468)

Global Macro Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,227,914	TRY	157,827,590	Standard Chartered Bank	11/8/24	$ —	$ (59,173)
USD	1,780,129	TRY	68,922,689	Standard Chartered Bank	11/8/24	—	(92,025)
USD	2,787,285	TRY	107,673,663	Standard Chartered Bank	11/8/24	—	(137,466)
USD	3,716,379	TRY	143,412,512	Standard Chartered Bank	11/8/24	—	(179,149)
USD	4,645,474	TRY	179,400,336	Standard Chartered Bank	11/8/24	—	(227,595)
USD	6,503,664	TRY	251,680,800	Standard Chartered Bank	11/8/24	—	(332,766)
KZT	204,782,217	USD	422,885	ICBC Standard Bank plc	11/18/24	1,564	—
EGP	23,324,710	USD	450,719	HSBC Bank USA, N.A.	11/27/24	9,972	—
USD	4,337,898	HKD	33,700,000	BNP Paribas	12/9/24	9,866	—
USD	11,933,727	HKD	92,700,000	Deutsche Bank AG	12/9/24	28,428	—
TRY	256,907,557	USD	6,600,119	Standard Chartered Bank	12/16/24	96,773	—
TRY	64,327,715	USD	1,541,892	Standard Chartered Bank	12/18/24	131,407	—
USD	758,751	KES	111,536,419	Standard Chartered Bank	12/18/24	—	(68,289)
TRY	177,014,356	USD	4,504,791	Standard Chartered Bank	12/20/24	89,987	—
TRY	177,001,200	USD	4,506,177	Standard Chartered Bank	12/20/24	88,260	—
USD	1,112,642	TRY	43,467,211	Standard Chartered Bank	12/20/24	—	(15,640)
USD	5,460,825	TRY	212,633,613	Standard Chartered Bank	12/20/24	—	(58,526)
TRY	169,761,372	USD	4,015,677	Standard Chartered Bank	1/6/25	313,045	—
TRY	80,088,000	USD	1,894,580	Standard Chartered Bank	1/6/25	147,572	—
TRY	60,062,400	USD	1,420,923	Standard Chartered Bank	1/6/25	110,600	—
TRY	57,009,900	USD	1,347,568	Standard Chartered Bank	1/6/25	106,119	—
USD	9,329,233	TRY	366,921,672	Standard Chartered Bank	1/6/25	—	(26,851)
UZS	15,376,313,000	USD	1,098,308	JPMorgan Chase Bank, N.A.	1/6/25	61,444	—
SAR	5,828,000	USD	1,549,641	Standard Chartered Bank	1/8/25	2,440	—
USD	9,979,232	OMR	3,844,000	Standard Chartered Bank	1/8/25	—	(814)
TRY	72,990,000	USD	1,699,432	Standard Chartered Bank	1/15/25	144,497	—
UZS	16,702,683,000	USD	1,187,113	ICBC Standard Bank plc	1/23/25	64,513	—
UZS	11,266,196,720	USD	806,168	ICBC Standard Bank plc	1/23/25	38,072	—
TRY	99,122,295	USD	2,283,293	Standard Chartered Bank	1/29/25	185,253	—
TRY	54,319,443	USD	1,237,947	Standard Chartered Bank	1/29/25	114,827	—
TRY	51,738,000	USD	1,191,278	Standard Chartered Bank	1/29/25	97,207	—
USD	8,592,493	OMR	3,310,000	BNP Paribas	1/29/25	—	(581)
USD	4,957,451	TRY	199,315,892	Standard Chartered Bank	1/29/25	—	(6,321)
TRY	182,511,329	USD	4,260,550	Standard Chartered Bank	2/10/25	229,814	—
TRY	102,687,143	USD	2,372,642	Standard Chartered Bank	2/10/25	153,791	—
USD	7,029,731	TRY	285,198,472	Standard Chartered Bank	2/10/25	12,934	—
UZS	16,619,585,000	USD	1,187,113	ICBC Standard Bank plc	2/10/25	49,119	—
EGP	160,694,420	USD	2,669,343	Citibank, N.A.	2/13/25	416,391	—
UZS	12,273,226,786	USD	873,539	JPMorgan Chase Bank, N.A.	2/13/25	38,316	—
UZS	14,963,793,783	USD	1,064,281	JPMorgan Chase Bank, N.A.	2/18/25	45,291	—
EGP	53,831,741	USD	889,781	Citibank, N.A.	2/20/25	141,482	—
EGP	33,046,461	USD	533,869	Citibank, N.A.	2/20/25	99,207	—
EGP	27,805,651	USD	444,890	Citibank, N.A.	2/20/25	87,787	—
NGN	1,567,021,679	USD	851,642	Standard Chartered Bank	2/24/25	20,522	—

Global Macro Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
NGN	794,156,367	USD	425,821	Standard Chartered Bank	2/24/25	$ 16,186	$ —
TRY	109,548,623	USD	2,602,435	Standard Chartered Bank	2/24/25	55,233	—
USD	2,646,400	TRY	109,548,623	Standard Chartered Bank	2/24/25	—	(11,268)
NGN	1,216,220,810	USD	735,321	JPMorgan Chase Bank, N.A.	2/25/25	—	(58,703)
EGP	13,292,925	USD	245,938	Goldman Sachs International	2/26/25	8,203	—
EGP	29,051,345	USD	444,890	Citibank, N.A.	2/27/25	110,340	—
EGP	25,014,906	USD	450,719	HSBC Bank USA, N.A.	2/27/25	27,366	—
UZS	13,634,050,578	USD	968,671	ICBC Standard Bank plc	2/28/25	38,346	—
UZS	5,369,835,218	USD	384,383	ICBC Standard Bank plc	3/5/25	11,461	—
UZS	4,968,301,730	USD	352,237	JPMorgan Chase Bank, N.A.	3/17/25	12,301	—
UZS	4,160,754,064	USD	294,880	JPMorgan Chase Bank, N.A.	3/20/25	10,051	—
USD	758,751	KES	113,812,672	Standard Chartered Bank	3/21/25	—	(61,763)
USD	1,138,113	KES	165,880,000	Standard Chartered Bank	4/4/25	—	(52,991)
UZS	4,142,721,282	USD	291,741	JPMorgan Chase Bank, N.A.	4/4/25	10,111	—
TRY	75,590,000	USD	1,646,854	Standard Chartered Bank	4/8/25	111,665	—
TRY	67,960,000	USD	1,482,237	Standard Chartered Bank	4/8/25	98,779	—
USD	1,380,117	KES	201,497,151	Standard Chartered Bank	4/9/25	—	(64,672)
UZS	3,689,671,414	USD	257,659	Standard Chartered Bank	4/15/25	10,047	—
USD	1,380,117	KES	201,290,134	Standard Chartered Bank	4/16/25	—	(60,312)
UZS	12,250,550,000	USD	859,989	ICBC Standard Bank plc	4/17/25	28,171	—
USD	845,646	KES	130,652,250	Standard Chartered Bank	5/5/25	—	(84,746)
USD	845,646	KES	130,652,250	Standard Chartered Bank	5/5/25	—	(84,746)
UZS	3,152,164,000	USD	219,778	JPMorgan Chase Bank, N.A.	6/9/25	4,537	—
USD	17,699,754	BHD	6,766,439	Standard Chartered Bank	6/18/25	—	(177,231)
USD	5,911,596	SAR	22,308,000	Standard Chartered Bank	6/18/25	—	(23,040)
UZS	5,267,367,000	USD	367,961	Standard Chartered Bank	6/23/25	5,014	—
UZS	8,036,734,000	USD	563,191	ICBC Standard Bank plc	6/27/25	5,072	—
UZS	8,076,175,636	USD	563,192	ICBC Standard Bank plc	6/30/25	7,254	—
UZS	11,412,500,000	USD	711,059	Standard Chartered Bank	3/25/26	25,172	—
						$16,651,791	$(9,437,065)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
LME Copper	34	Long	9/16/24	$ 7,803,264	$(1,257,223)
LME Copper	(34)	Short	9/16/24	(7,803,264)	699,481
Equity Futures
FTSE Taiwan Index	69	Long	8/29/24	5,230,785	127,313
Nikkei 225 Index	53	Long	9/12/24	10,255,500	(160,650)

Global Macro Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures (continued)
Euro Stoxx 50 Index	(354)	Short	9/20/24	$(18,767,516)	$ 205,103
S&P/TSX 60 Index	(88)	Short	9/19/24	(17,659,276)	(715,503)
Interest Rate Futures
U.S. 5-Year Treasury Note	35	Long	9/30/24	3,776,172	11,570
Euro-Bobl	(181)	Short	9/6/24	(23,018,709)	(432,911)
Euro-BTP	(164)	Short	9/6/24	(21,114,090)	(505,844)
Euro-Bund	(285)	Short	9/6/24	(41,247,845)	(1,245,805)
Euro-Buxl	(57)	Short	9/6/24	(8,311,874)	(476,233)
Euro-Schatz	(60)	Short	9/6/24	(6,887,980)	(57,792)
Japan 10-Year Bond	(36)	Short	9/12/24	(34,297,387)	43,256
U.S. 2-Year Treasury Note	(5)	Short	9/30/24	(1,026,836)	(5,920)
U.S. 10-Year Treasury Note	(57)	Short	9/19/24	(6,373,313)	(187,922)
U.S. Long Treasury Bond	(113)	Short	9/19/24	(13,648,281)	(393,554)
U.S. Ultra 10-Year Treasury Note	(45)	Short	9/19/24	(5,201,016)	(148,359)
U.S. Ultra-Long Treasury Bond	(157)	Short	9/19/24	(20,091,094)	(556,523)
					$(5,057,516)
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 603,499
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	603,499
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	602,698
EUR	6,070	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	673,801
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(654,815)
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(654,815)
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(657,195)
EUR	6,070	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(796,536)

Global Macro Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	2,590	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	$ 210,894
USD	28,400	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(779,456)
USD	9,970	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(286,455)
USD	19,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	403,987
USD	9,450	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	197,011
USD	9,950	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	296,924
USD	3,510	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	56,015
							$(180,944)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	4,336,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.00% (pays semi-annually)	6/22/33	$ 66,858	$ —	$ 66,858
CLP	4,643,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.20% (pays semi-annually)	6/22/33	(1,849)	—	(1,849)
CLP	4,537,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.94% (pays semi-annually)	6/21/34	120,495	—	120,495
CLP	3,099,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.94% (pays semi-annually)	6/21/34	81,006	—	81,006
CLP	1,500,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.06% (pays semi-annually)	6/21/34	24,757	—	24,757
CLP	3,719,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.07% (pays semi-annually)	6/21/34	56,708	—	56,708
CLP	2,023,966	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.08% (pays semi-annually)	6/21/34	29,166	—	29,166
CLP	3,719,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.09% (pays semi-annually)	6/21/34	50,476	—	50,476
CLP	1,860,034	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.12% (pays semi-annually)	6/21/34	20,570	—	20,570

Global Macro Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	2,000	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	$ 2,577	$(32)	$ 2,545
EUR	3,629	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	133,228	—	133,228
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	55,132	—	55,132
EUR	1,781	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	64,882	—	64,882
EUR	400	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	28,278	—	28,278
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	60,411	—	60,411
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	52,762	—	52,762
GBP	5,154	Pays	1-day Sterling Overnight Index Average (pays annually)	4.56% (pays annually)	10/2/28	147,393	—	147,393
GBP	3,359	Pays	1-day Sterling Overnight Index Average (pays annually)	3.61% (pays annually)	12/20/28	(76,205)	—	(76,205)
GBP	3,359	Pays	1-day Sterling Overnight Index Average (pays annually)	3.64% (pays annually)	12/20/28	(70,330)	—	(70,330)
GBP	3,359	Pays	1-day Sterling Overnight Index Average (pays annually)	3.69% (pays annually)	12/20/28	(60,406)	—	(60,406)
GBP	3,422	Pays	1-day Sterling Overnight Index Average (pays annually)	3.72% (pays annually)	12/20/28	(56,534)	—	(56,534)
GBP	4,702	Pays	1-day Sterling Overnight Index Average (pays annually)	4.27% (pays annually)	12/20/28	75,666	—	75,666
GBP	4,698	Pays	1-day Sterling Overnight Index Average (pays annually)	4.28% (pays annually)	12/20/28	78,342	—	78,342
GBP	10,164	Pays	1-day Sterling Overnight Index Average (pays annually)	4.39% (pays annually)	12/20/28	235,071	—	235,071
GBP	5,082	Pays	1-day Sterling Overnight Index Average (pays annually)	4.59% (pays annually)	12/20/28	176,096	—	176,096
GBP	5,472	Pays	1-day Sterling Overnight Index Average (pays annually)	3.73% (pays annually)	3/20/29	(53,997)	—	(53,997)
GBP	5,472	Pays	1-day Sterling Overnight Index Average (pays annually)	3.76% (pays annually)	3/20/29	(46,055)	—	(46,055)
GBP	5,536	Pays	1-day Sterling Overnight Index Average (pays annually)	3.76% (pays annually)	3/20/29	(46,112)	—	(46,112)
GBP	5,472	Pays	1-day Sterling Overnight Index Average (pays annually)	3.77% (pays annually)	3/20/29	(42,244)	—	(42,244)

Global Macro Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
GBP	5,495	Pays	1-day Sterling Overnight Index Average (pays annually)	3.83% (pays annually)	3/20/29	$ (23,121)	$ —	$ (23,121)
GBP	2,074	Pays	1-day Sterling Overnight Index Average (pays annually)	4.03% (pays annually)	6/20/29	27,878	—	27,878
GBP	2,074	Pays	1-day Sterling Overnight Index Average (pays annually)	4.05% (pays annually)	6/20/29	30,576	—	30,576
GBP	2,153	Pays	1-day Sterling Overnight Index Average (pays annually)	4.13% (pays annually)	6/20/29	40,955	—	40,955
GBP	2,100	Pays	1-day Sterling Overnight Index Average (pays annually)	4.14% (pays annually)	6/20/29	41,962	—	41,962
INR	1,450,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.53% (pays semi-annually)	9/18/26	67,117	—	67,117
INR	1,450,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.55% (pays semi-annually)	9/18/26	73,123	—	73,123
INR	725,200	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.57% (pays semi-annually)	9/18/26	39,107	—	39,107
INR	725,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.59% (pays semi-annually)	9/18/26	42,501	—	42,501
INR	725,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.61% (pays semi-annually)	9/18/26	45,273	—	45,273
INR	725,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.61% (pays semi-annually)	9/18/26	46,065	—	46,065
INR	539,200	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.62% (pays semi-annually)	9/18/26	34,849	—	34,849
INR	725,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.64% (pays semi-annually)	9/18/26	51,156	—	51,156
INR	725,200	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.66% (pays semi-annually)	9/18/26	54,000	—	54,000
JPY	979,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.31% (pays annually)	12/1/27	55,805	—	55,805
JPY	2,405,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.32% (pays annually)	12/1/27	132,221	—	132,221
JPY	564,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.41% (pays annually)	9/20/28	28,124	—	28,124
JPY	718,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.57% (pays annually)	6/19/29	29,596	—	29,596
JPY	2,050,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.82% (pays annually)	9/20/33	64,326	—	64,326
JPY	137,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.86% (pays annually)	9/20/33	853	—	853
JPY	1,117,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.95% (pays annually)	3/21/34	(1,474)	—	(1,474)

Global Macro Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
JPY	1,047,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.05% (pays annually)	6/19/34	$ (42,745)	$ —	$ (42,745)
JPY	620,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.55% (pays annually)	6/19/54	99,059	—	99,059
KRW	613,331	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	12,684	—	12,684
KRW	2,915,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	9/20/33	76,559	—	76,559
KRW	2,976,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.52% (pays quarterly)	9/20/33	98,818	—	98,818
KRW	2,770,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	98,414	—	98,414
KRW	2,806,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.59% (pays quarterly)	9/20/33	105,452	—	105,452
KRW	12,068,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.02% (pays quarterly)	9/18/34	47,652	—	47,652
KRW	13,156,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.02% (pays quarterly)	9/18/34	51,948	—	51,948
KRW	12,669,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.03% (pays quarterly)	9/18/34	58,174	—	58,174
KRW	4,705,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.05% (pays quarterly)	9/18/34	27,052	—	27,052
TWD	108,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.26% (pays quarterly)	3/20/29	79,223	—	79,223
TWD	143,600	Receives	3-month TWD TAIBOR (pays quarterly)	1.27% (pays quarterly)	3/20/29	102,311	—	102,311
TWD	145,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.32% (pays quarterly)	3/20/29	93,700	—	93,700
TWD	343,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.33% (pays quarterly)	3/20/29	214,821	—	214,821
TWD	118,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.35% (pays quarterly)	3/20/29	70,808	—	70,808
TWD	473,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.36% (pays quarterly)	3/20/29	277,423	—	277,423
TWD	143,600	Receives	3-month TWD TAIBOR (pays quarterly)	1.37% (pays quarterly)	3/20/29	82,135	—	82,135
TWD	143,600	Receives	3-month TWD TAIBOR (pays quarterly)	1.38% (pays quarterly)	3/20/29	81,127	—	81,127
TWD	566,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.64% (pays quarterly)	6/19/29	123,997	—	123,997
TWD	229,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.95% (pays quarterly)	6/19/29	(57,272)	—	(57,272)

Global Macro Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
TWD	413,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.90% (pays quarterly)	9/18/29	$ (57,647)	$ —	$ (57,647)
TWD	427,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.90% (pays quarterly)	9/18/29	(64,312)	—	(64,312)
USD	20,300	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	(50,568)	—	(50,568)
USD	20,300	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	(49,614)	—	(49,614)
USD	4,500	Pays	SOFR (pays annually)	4.05% (pays annually)	9/20/28	8,738	—	8,738
USD	4,500	Pays	SOFR (pays annually)	4.06% (pays annually)	9/20/28	9,265	—	9,265
Total						$3,484,236	$(32)	$3,484,204
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	MYR	64,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	3/20/29	$ (84,879)
JPMorgan Chase Bank, N.A.	MYR	37,100	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	3/20/29	(53,148)
JPMorgan Chase Bank, N.A.	MYR	39,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	3/20/29	(55,493)
Nomura International PLC	MYR	78,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	3/20/29	(88,366)
Standard Chartered Bank	MYR	39,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	3/20/29	(51,723)
Total							$(333,609)
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Austria	$4,140	1.00% (pays quarterly)(1)	6/20/29	$ (165,379)	$ 152,132	$ (13,247)
Export-Import Bank of India	9,000	1.00% (pays quarterly)(1)	6/20/29	(237,588)	195,240	(42,348)
Finland	4,420	0.25% (pays quarterly)(1)	6/20/29	(13,046)	4,851	(8,195)
France	3,213	0.25% (pays quarterly)(1)	6/20/29	6,183	(704)	5,479

Global Macro Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Germany	$17,910	0.25% (pays quarterly)(1)	6/20/29	$ (131,256)	$ 98,691	$ (32,565)
Hungary	4,410	1.00% (pays quarterly)(1)	6/20/29	31,328	(74,561)	(43,233)
Malaysia	122,530	1.00% (pays quarterly)(1)	6/20/29	(3,233,526)	3,099,322	(134,204)
Philippines	54,600	1.00% (pays quarterly)(1)	6/20/29	(892,497)	768,220	(124,277)
Poland	27,220	1.00% (pays quarterly)(1)	6/20/29	(424,270)	316,528	(107,742)
Qatar	5,300	1.00% (pays quarterly)(1)	6/20/29	(150,412)	139,027	(11,385)
Romania	3,920	1.00% (pays quarterly)(1)	6/20/29	66,528	(103,584)	(37,056)
Saudi Arabia	24,613	1.00% (pays quarterly)(1)	6/20/29	(498,184)	499,443	1,259
South Africa	162,351	1.00% (pays quarterly)(1)	6/20/29	6,448,972	(10,405,685)	(3,956,713)
South Africa	9,666	1.00% (pays quarterly)(1)	6/20/31	835,116	(1,014,886)	(179,770)
Sweden	8,470	0.25% (pays quarterly)(1)	6/20/29	(55,213)	35,426	(19,787)
Turkey	18,401	1.00% (pays quarterly)(1)	6/20/29	1,235,444	(1,650,698)	(415,254)
United Kingdom	17,630	1.00% (pays quarterly)(1)	6/20/29	(626,652)	536,026	(90,626)
Total				$2,195,548	$(7,405,212)	$(5,209,664)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Indonesia	Bank of America, N.A.	$17,200	1.00% (pays quarterly)	0.75%	6/20/29	$211,042	$(212,107)	$ (1,065)
Indonesia	Barclays Bank PLC	13,000	1.00% (pays quarterly)(1)	0.75	6/20/29	159,552	(127,287)	32,265
Indonesia	BNP Paribas	7,000	1.00% (pays quarterly)(1)	0.75	6/20/29	85,995	(71,002)	14,993
Indonesia	Deutsche Bank AG	7,000	1.00% (pays quarterly)(1)	0.75	6/20/29	85,995	(65,571)	20,424
Indonesia	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	0.75	6/20/29	61,425	(46,836)	14,589
Indonesia	JPMorgan Chase Bank, N.A.	6,000	1.00% (pays quarterly)(1)	0.75	6/20/29	73,710	(57,493)	16,217
Petroleos Mexicanos	Bank of America, N.A.	18,707	1.00% (pays quarterly)(1)	1.96	3/20/25	(89,867)	197,508	107,641

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July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	Citibank, N.A.	$ 3,085	1.00% (pays quarterly)(1)	1.60%	12/20/24	$ (3,490)	$ 7,202	$ 3,712
Vietnam	Bank of America, N.A.	1,000	1.00% (pays quarterly)(1)	1.11	6/20/29	(3,655)	7,986	4,331
Vietnam	BNP Paribas	2,000	1.00% (pays quarterly)(1)	1.11	6/20/29	(7,310)	17,656	10,346
Vietnam	Goldman Sachs International	3,100	1.00% (pays quarterly)(1)	1.11	6/20/29	(11,348)	26,119	14,771
Vietnam	Goldman Sachs International	2,500	1.00% (pays quarterly)(1)	1.18	6/20/29	(14,476)	21,028	6,552
Total		$85,592				$547,573	$(302,797)	$244,776
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Czech Republic	JPMorgan Chase Bank, N.A.	$ 3,580	1.00% (pays quarterly)(1)	6/20/29	$(114,916)	$ 111,542	$ (3,374)
Dubai	Barclays Bank PLC	3,357	1.00% (pays quarterly)(1)	12/20/24	(14,504)	(4,308)	(18,812)
Dubai	Barclays Bank PLC	5,058	1.00% (pays quarterly)(1)	12/20/24	(21,853)	(6,496)	(28,349)
Qatar	Goldman Sachs International	3,090	1.00% (pays quarterly)(1)	9/20/24	(7,579)	36	(7,543)
Qatar	Nomura International PLC	9,620	1.00% (pays quarterly)(1)	9/20/24	(23,596)	451	(23,145)
Saudi Arabia	Barclays Bank PLC	14,533	1.00% (pays quarterly)(1)	6/20/31	(268,442)	(184,343)	(452,785)
Saudi Arabia	Goldman Sachs International	28,800	1.00% (pays quarterly)(1)	6/20/34	(361,552)	358,916	(2,636)
Total					$(812,442)	$275,798	$(536,644)
*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2024, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $85,592,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

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July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	USD	74,500	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	8/26/24	$ 84,507
Citibank, N.A.	USD	16,000	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	8/19/24	65,937
Citibank, N.A.	USD	8,500	Excess Return on Citi Commodities F6 vs F0 Carry Index (pays upon termination)	Excess Return on Citi Commodities Index + 0.20% (pays upon termination)	8/15/24	60,867
						$211,311
Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
FTSE	– Financial Times Stock Exchange
GDP	– Gross Domestic Product
HICP	– Harmonised Indices of Consumer Prices

KLIBOR	– Kuala Lumpur Interbank Offered Rate
LME	– London Metal Exchange
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
TAIBOR	– Taipei Interbank Offered Rate
TLREF	– Turkish Lira Overnight Reference Rate

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona

JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
KZT	– Kazakhstani Tenge
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PKR	– Pakistan Rupee
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RSD	– Serbian Dinar
SAR	– Saudi Riyal
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar

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July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UYU	– Uruguayan Peso

UZS	– Uzbekistani Som
ZAR	– South African Rand

Basis for Consolidation
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2024 were $8,291,223 or 0.5% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: During the fiscal year to date ended July 31, 2024, the Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: During the fiscal year to date ended July 31, 2024, the Portfolio entered into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: During the fiscal year to date ended July 31, 2024, the Portfolio engaged in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: During the fiscal year to date ended July 31, 2024, the Portfolio utilized various interest rate derivatives including interest rate futures contracts, interest rate swaps, inflation swaps, cross-currency swaps and option contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
At July 31, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of July 31, 2024 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)		Principal Amount	Value Including Accrued Interest
JPMorgan Chase Bank, N.A.	5/14/24	On Demand(1)	5.55%	NZD	13,493,287	$8,125,858
JPMorgan Chase Bank, N.A.	5/15/24	On Demand(1)	5.55	NZD	9,144,599	5,506,173
Total						$13,632,031
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At July 31, 2024, the remaining contractual maturity of all open reverse repurchase agreements was overnight and continuous. At July 31, 2024, the underlying collateral for all open reverse repurchase agreements was comprised of Sovereign Government Bonds having an aggregate market value of $14,047,056.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2024. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2024.

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July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Restricted Securities
At July 31, 2024, the Portfolio owned the following securities (representing 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Insurance Linked Securities
Mt. Logan Re Ltd., Series A-1	12/30/20	4,400	$ 4,400,000	$ 6,532,792
PartnerRe ILS Fund SAC Ltd.	1/2/24	5,700	5,700,000	6,069,360
Sussex Capital Ltd., Designated Investment Series 16, 12/21	11/30/22	817	811,902	0
Sussex Capital Ltd., Designated Investment Series 16, 11/22	1/24/22	793	792,084	0
Sussex Capital Ltd., Series 16, Preference Shares	6/1/21	110	77,687	363,480
Total Restricted Securities			$11,781,673	$12,965,632
Affiliated Investments
At July 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $204,076,917, which represents 11.7% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$283,898,491	$1,037,273,925	$(1,117,095,499)	$ —	$ —	$204,076,917	$5,370,069	204,076,917
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 68,300,241	$ —	$ 68,300,241
Common Stocks	—	83,787,291*	314,275	84,101,566
Convertible Bonds	—	2,966,246	—	2,966,246
Foreign Corporate Bonds	—	63,719,888	0	63,719,888

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July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Insurance Linked Securities	$ —	$ —	$19,510,037	$ 19,510,037
Loan Participation Notes	—	—	16,052,618	16,052,618
Senior Floating-Rate Loans	—	8,104,381	—	8,104,381
Sovereign Government Bonds	—	756,764,693	—	756,764,693
Sovereign Loans	—	61,537,443	—	61,537,443
U.S. Government Agency Mortgage-Backed Securities	—	5,233,339	—	5,233,339
U.S. Government Guaranteed Small Business Administration Loans	—	3,539,222	—	3,539,222
Short-Term Investments:
Affiliated Fund	204,076,917	—	—	204,076,917
Repurchase Agreements	—	17,566,200	—	17,566,200
Sovereign Government Securities	—	147,828,271	—	147,828,271
U.S. Treasury Obligations	—	156,290,217	—	156,290,217
Purchased Currency Options	—	169,600	—	169,600
Purchased Call Options	288,240	—	—	288,240
Total Investments	$204,365,157	$1,375,807,032	$35,876,930	$1,616,049,119
Forward Foreign Currency Exchange Contracts	$ —	$ 17,685,475	$ —	$ 17,685,475
Futures Contracts	754,307	332,416	—	1,086,723
Swap Contracts	—	17,445,650	—	17,445,650
Total	$205,119,464	$1,411,270,573	$35,876,930	$1,652,266,967
Liability Description
Securities Sold Short	$(33,658,887)	$ (33,667,299)	$ —	$ (67,326,186)
Forward Foreign Currency Exchange Contracts	—	(13,600,911)	—	(13,600,911)
Futures Contracts	(6,144,239)	—	—	(6,144,239)
Swap Contracts	—	(12,333,977)	—	(12,333,977)
Total	$(39,803,126)	$ (59,602,187)	$ —	$ (99,405,313)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Foreign Corporate Bonds	Insurance Linked Securities	Loan Participation Notes	Senior Floating-Rate Loans	Miscellaneous	Total
Balance as of October 31, 2023	$572,723	$0	$15,481,804	$21,688,264	$278,045	$0	$38,020,836
Realized gains (losses)	—	—	2,792,661	(1,554,468)	9,400	263,333	1,510,926
Change in net unrealized appreciation (depreciation)	(258,448)	—	(429,275)	1,647,594	475,802	—	1,435,673
Cost of purchases	—	—	11,400,000	—	—	—	11,400,000
Proceeds from sales, including return of capital	—	—	(9,735,153)	(6,023,615)	(784,348)	(263,333)	(16,806,449)
Accrued discount (premium)	—	—	—	294,843	21,101	—	315,944
Transfers to Level 3	—	—	—	—	—	—	—

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July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

	Common Stocks	Foreign Corporate Bonds	Insurance Linked Securities	Loan Participation Notes	Senior Floating-Rate Loans	Miscellaneous	Total
Transfers from Level 3	—	—	—	—	—	—	—
Balance as of July 31, 2024	$ 314,275	$0	$19,510,037	$16,052,618	$ —	$ 0	$ 35,876,930
Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2024	$(258,448)	$ —	$ 1,948,665	$ 374,404	$ —	$ —	$ 2,064,621
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of July 31, 2024:
Type of Investment	Fair Value as of July 31, 2024	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Common Stocks	$314,275	Market Approach	Discount Rate	30%	Decrease
Foreign Corporate Bonds	0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Insurance Linked Securities***	12,965,632	Adjusted Net Asset Value	Adjustment to Net Asset Value	N/A	Increase
Loan Participation Notes	16,052,618	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	5.25% - 6.24%**	Decrease
Miscellaneous	0	Estimated Value	Estimated Recovery Value Percentage	0%	Increase
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 5.81% based on relative principal amounts.
***	The Portfolio’s investments in Reinsurance Sidecars of $6,544,405 were primarily valued on the basis of broker quotations.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semi-annual or annual report to shareholders.